                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-7141

                   (Investment Company Act File Number)

                  Federated World Investment Series, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

           Date of Reporting Period: Fiscal year ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated European Equity Fund

Established 1996

(formerly, Federated European Growth Fund)

A Portfolio of Federated World Investment Series, Inc.

8TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.29	$11.11	$15.34	$17.60	$15.79
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.05)[1]	(0.06)[1]	(0.06)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.56	(1.77)	(3.15)	(1.15)	2.47

TOTAL FROM INVESTMENT OPERATIONS	1.54	(1.82)	(3.21)	(1.21)	2.41

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.02)	(1.05)	(0.60)

Net Asset Value, End of Period	$10.83	$ 9.29	$11.11	$15.34	$17.60

Total Return[2]	16.58%	(16.38)%	(22.66)%	(7.73)%	15.68%

Ratios to Average Net Assets:

Expenses	2.50%[3]	2.49%[3]	2.13%	1.88%	1.84%

Net investment income (loss)	(0.22)%	(0.49)%	(0.46)%	(0.35)%	(0.36)%

Expense waiver/reimbursement[4]	0.91%	0.18%	--	0.07%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,906	$12,215	$24,584	$43,695	$37,555

Portfolio turnover	184%	151%	166%	301%	226%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.50% and 2.48% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 8.79	$10.60	$14.77	$17.11	$15.48
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.13)[1]	(0.15)[1]	(0.19)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.45	(1.68)	(3.00)	(1.10)	2.39

TOTAL FROM INVESTMENT OPERATIONS	1.36	(1.81)	(3.15)	(1.29)	2.23

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.02)	(1.05)	(0.60)

Net Asset Value, End of Period	$10.15	$ 8.79	$10.60	$14.77	$17.11

Total Return[2]	15.47%	(17.08)%	(23.16)%	(8.46)%	14.80%

Ratios to Average Net Assets:

Expenses	3.25%[3]	3.24%[3]	2.88%	2.63%	2.59%

Net investment income (loss)	(0.97)%	(1.32)%	(1.20)%	(1.10)%	(1.11)%

Expense waiver/reimbursement[4]	0.91%	0.18%	--	0.07%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$7,837	$8,489	$14,198	$23,705	$20,765

Portfolio turnover	184%	151%	166%	301%	226%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.25% and 3.23% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 8.78	$10.58	$14.72	$17.06	$15.43
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.13)[1]	(0.14)[1]	(0.18)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.45	(1.67)	(2.98)	(1.11)	2.40

TOTAL FROM INVESTMENT OPERATIONS	1.36	(1.80)	(3.12)	(1.29)	2.23

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.02)	(1.05)	(0.60)

Net Asset Value, End of Period	$10.14	$ 8.78	$10.58	$14.72	$17.06

Total Return[2]	15.49%	(17.01)%	(23.03)%	(8.49)%	14.85%

Ratios to Average Net Assets:

Expenses	3.25%[3]	3.24%[3]	2.88%	2.63%	2.59%

Net investment income (loss)	(0.97)%	(1.30)%	(1.14)%	(1.06)%	(1.11)%

Expense waiver/reimbursement[4]	0.91%	0.18%	--	0.07%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,941	$6,621	$6,810	$9,693	$5,325

Portfolio turnover	184%	151%	166%	301%	226%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.25% and 3.23% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

As of November 30, 2003, the fund produced one-year total returns of 16.58% for Class A Shares, 15.47% for Class B Shares and 15.49% for Class C Shares, based on net asset value.1 Positive stock selection in Media, Consumer Staples, Banks and Insurance, Pharmaceuticals and Telecommunication Services had the greatest beneficial effect on the fund's performance. Negative contributions came mainly from the Media, Energy and Industrials sector weights relative to the fund's benchmark, as well as cash holdings.

The Morgan Stanley Capital International Europe Index (MSCI-EUROPE)2 gained 2.39% in euro terms during the one-year reporting period and was up 23.39% in U.S. dollar terms. Value stocks outperformed growth stocks by around 7%. Industrials, Utilities and Financials were the best-performing sectors during the period (up 37.31%, 25.76% and 24.79%, respectively, in U.S. dollar terms), while Energy (up 14.48%) and Consumer Staples (up 20.55%) came in at the opposite end of the scale.

Our sector weightings reflected, on average, a somewhat cautious view of Europe's prospects over the past year.3 Overweight positions in the Consumer Staples, Energy, Healthcare and Information Technology sectors contrasted with average underweighted positions elsewhere, notably in Capital Goods, Materials, Utilities and Consumer Discretionary.

The impact in terms of performance attribution analysis was a 193 basis point lag for the fund's portfolio versus the MSCI-EUROPE despite excellent stock selection, which added 273 basis points in relative performance. Given the strength of the market rally from the March 2003 lows, the fund's average cash position of over 4%, often determined by flows into and out of the fund, exacted a 200 basis point penalty.

Among the top contributors to the fund's performance were our holdings in HSBC, Vodafone, GlaxoSmithKline, Barclays and SAP. The largest negative impact to the fund's performance came from WPP, VNU, Dassault Systemes, Abbey National and Munich Re.

1 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B and Class C Shares were 10.17%, 9.97% and 13.33%, respectively. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

2 The MSCI-EUROPE is an unmanaged market value-weighted average of over 500 securities listed on the stock exchanges of 15 countries in the European region. Investments cannot be made directly in an index.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated European Equity Fund (Class A Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International Europe Index (MSCI-EUROPE).2

Average Annual Total Returns[3] for the Period Ended 11/30/2003
1 Year	10.17%
5 Years	(5.33)%
Start of Performance (2/28/1996)	3.32%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EUROPE has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EUROPE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated European Equity Fund (Class B Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International Europe Index (MSCI-EUROPE).2

Average Annual Total Returns[3] for the Period Ended 11/30/2003
1 Year	9.97%
5 Years	(5.34)%
Start of Performance (2/28/1996)	3.26%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EUROPE has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EUROPE is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated European Equity Fund (Class C Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International Europe Index (MSCI-EUROPE).2

Average Annual Total Returns[3] for the Period Ended 11/30/2003
1 Year	13.33%
5 Years	(5.16)%
Start of Performance (2/28/1996)	3.13%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EUROPE has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EUROPE is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2003

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.9%
		Automobiles & Components--0.9%
4,500		Bayerische Motoren Werke AG	$198,301

		Banks--24.0%
11,300		ABN AMRO Holdings NV	248,910
32,180		Abbey National Bank PLC, London	295,798
14,600		Allied Irish Banks PLC	215,451
17,700		Banca Popolare di Verona	292,202
4,300		Banco Popular Espanol SA	225,651
62,760		Barclays PLC	553,920
8,900		BNP Paribas SA	501,855
7,540		Credit Suisse Group	250,506
3,910		Deutsche Bank AG	272,830
37,552		HSBC Holdings PLC	569,744
19,507		Royal Bank of Scotland PLC, Edinburgh	545,230
6,950		Societe Generale, Paris	556,996
7,850		UBS AG	506,108
35,620		Unicredito Italiano SpA	179,060

		TOTAL	5,214,261

		Capital Goods--1.8%
6,100		Atlas Copco AB, Class A	218,232
5,490		Thales SA	171,318

		TOTAL	389,550

		Consumer Durables & Apparel--1.5%
2,750		Swatch Group AG, Class B	315,731

		Diversified Financials--3.2%
9,700		Euronext NV	232,635
10,300		ING Groep NV	220,827
9,400		Man Group PLC	231,006

		TOTAL	684,468

		Energy--13.4%
57,800		BG Group PLC	272,491
129,679		BP PLC	906,147
14,550		Royal Dutch Petroleum Co.	654,264
63,615		Shell Transport & Trading Co.	403,160
4,100		Total SA, Class B	663,078

		TOTAL	2,899,140

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Food & Staples Retailing--1.0%
3,990		Carrefour SA	$215,176

		Food Beverage & Tobacco--3.2%
1,865		Groupe Danone	290,879
1,740		Nestle SA	404,933

		TOTAL	695,812

		Hotels Restaurants & Leisure--3.3%
5,300		Accor SA	222,554
35,500		Compass Group PLC	213,671
29,800		InterContinental Hotels Group PLC	275,717

		TOTAL	711,942

		Household & Personal Products--1.5%
15,370		Reckitt Benckiser PLC	335,897

		Insurance--2.0%
11,400		AXA	219,245
1,900		Allianz AG Holding	214,002

		TOTAL	433,247

		Materials--4.7%
4,600		BASF AG	227,708
3,700		Holcim Ltd.	161,468
29,130		Stora Enso Oyj, Class R	392,474
13,320		UPM - Kymmene OY	246,582

		TOTAL	1,028,232

		Media--2.3%
21,600	[1]	British Sky Broadcasting Group PLC	250,717
22,400		Daily Mail and General Trust, Class A	238,015

		TOTAL	488,732

		Pharmaceuticals & Biotechnology--12.2%
11,280		AstraZeneca PLC	512,648
3,735		Aventis SA	215,763
29,553		GlaxoSmithKline PLC	667,229
10,750		Novartis AG	454,560
4,700		Roche Holding AG	424,046
1,790		Sanofi Synthelabo SA	121,337
4,840		Schering Ag	243,653

		TOTAL	2,639,236

		Retailing--0.9%
43,100		Marks & Spencer Group PLC	199,293

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Semiconductors--3.2%
14,100	[1]	ASM Lithography Holding NV	$266,604
14,710		Koninklijke (Royal) Philips Electronics NV	418,265

		TOTAL	684,869

		Software & Services--2.0%
32,400		Amadeus Global Travel Distribution SA	202,134
1,435		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	220,714

		TOTAL	422,848

		Technology Hardware & Equipment--3.9%
35,310		Nokia Oyj	636,718
7,950		STMicroelectronics NV	220,137

		TOTAL	856,855

		Telecommunication Services--9.8%
23,430		Deutsche Telekom AG, Class REG	389,326
4,400		France Telecommunications	113,496
18,800		Koninklijke KPN NV	147,512
30,560		Telefonica SA	395,975
473,822		Vodafone Group PLC	1,089,349

		TOTAL	2,135,658

		Transportation--0.8%
28,500		Brisa Auto Estradas de Portugal SA	181,222

		Utilities--3.3%
10,800		Endesa SA	177,515
96,500	[1]	International Power PLC	188,623
10,000		Public Power Corp.	227,233
4,900		Veolia Environnement	115,400

		TOTAL	708,771

		TOTAL COMMON STOCKS (IDENTIFIED COST $17,719,760)	21,439,241

		REPURCHASE AGREEMENT--0.3%
$79,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.08% dated 11/28/2003, to be repurchased at $79,007 on 12/1/2003 collateralized by U.S. government agencies with various maturities to 8/15/2033 (at net asset value)	79,000

		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $17,798,760)[2]	21,518,241

		OTHER ASSETS AND LIABILITIES -- NET--0.8%	165,763

		TOTAL NET ASSETS--100%	$21,684,004

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $18,641,549.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value (identified cost $17,798,760)		$21,518,241
Cash denominated in foreign currency (identified cost $18,502)		18,652
Cash		424
Income receivable		67,041
Receivable for shares sold		195,144

TOTAL ASSETS		21,799,502

Liabilities:
Payable for shares redeemed	$79,228
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	2,742
Payable for portfolio accounting fees (Note 5)	6,532
Payable for distribution services fee (Note 5)	8,948
Payable for shareholder services fee (Note 5)	4,372
Accrued expenses	13,676

TOTAL LIABILITIES		115,498

Net assets for 2,094,486 shares outstanding		$21,684,004

Net Assets Consist of:
Paid in capital		$40,081,649
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,724,651
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(22,122,296)

TOTAL NET ASSETS		$21,684,004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($6,905,515 ÷ 637,522 shares outstanding)		$10.83

Offering price per share (100/94.50 of $10.83)[1]		$11.46

Redemption proceeds per share		$10.83

Class B Shares:
Net asset value per share ($7,837,162 ÷ 772,123 shares outstanding)		$10.15

Offering price per share		$10.15

Redemption proceeds per share (94.50/100 of $10.15)[1]		$9.59

Class C Shares:
Net asset value per share ($6,941,327 ÷ 684,841 shares outstanding)		$10.14

Offering price per share (100/99.00 of $10.14)[1]		$10.24

Redemption proceeds per share (99.00/100 of $10.14)[1]		$10.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $4,323 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $71,836)			$537,155
Interest			6,443

TOTAL INCOME			543,598

Expenses:
Investment adviser fee (Note 5)		$238,007
Administrative personnel and services fee (Note 5)		188,681
Custodian fees		33,334
Transfer and dividend disbursing agent fees and expenses (Note 5)		90,608
Directors'/Trustees' fees		1,435
Auditing fees		21,560
Legal fees		5,860
Portfolio accounting fees (Note 5)		78,728
Distribution services fee--Class B Shares (Note 5)		55,628
Distribution services fee--Class C Shares (Note 5)		47,619
Shareholder services fee--Class A Shares (Note 5)		25,086
Shareholder services fee--Class B Shares (Note 5)		18,543
Shareholder services fee--Class C Shares (Note 5)		15,873
Share registration costs		44,147
Printing and postage		36,722
Insurance premiums		7,387
Interest expense		5,134
Miscellaneous		1,577

TOTAL EXPENSES		915,929

Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(211,955)
Waiver of administrative personnel and services fee	(3,681)
Fees paid indirectly from directed broker arrangements	(863)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(216,499)

Net expenses			699,430

Net investment income (loss)			(155,832)

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,412,880)
Net realized gain on futures contracts			66,039
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			5,561,081

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			4,214,240

Change in net assets resulting from operations			$4,058,408

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(155,832)	$(333,603)
Net realized loss on investments, futures contracts and foreign currency transactions	(1,346,841)	(9,517,650)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	5,561,081	3,548,659

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,058,408	(6,302,594)

Share Transactions:
Proceeds from sale of shares	120,375,926	86,807,566
Cost of shares redeemed	(130,074,400)	(98,772,898)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,698,474)	(11,965,332)

Change in net assets	(5,640,066)	(18,267,926)

Net Assets:
Beginning of period	27,324,070	45,591,996

End of period	$21,684,004	$27,324,070

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated World Investment Series, Inc., (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated European Equity Fund (formerly, Federated European Growth Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2003, the Fund had a realized gain of $66,039 on future contracts.

At November 30, 2003, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,508,930	$119,117,769	8,556,310	$83,084,613
Shares redeemed	(14,186,783)	(126,515,277)	(9,454,354)	(92,501,322)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(677,853)	$(7,397,508)	(898,044)	$(9,416,709)

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	43,190	$385,466	53,691	$532,376
Shares redeemed	(236,497)	(2,034,402)	(427,999)	(4,151,206)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(193,307)	$(1,648,936)	(374,308)	$(3,618,830)

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	106,844	$872,691	330,337	$3,190,577
Shares redeemed	(176,012)	(1,524,721)	(219,771)	(2,120,370)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(69,168)	$(652,030)	110,566	$1,070,207

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(940,328)	$(9,698,474)	(1,161,786)	$(11,965,332)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency and net investment income (loss).

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Losses
$(164,144)	$155,832	$8,312

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$2,881,862

Capital loss carryforward	$21,279,506

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the tax deferral of losses of wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $18,641,549. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $2,876,692. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,065,029 and net unrealized depreciation from investments for those securities having an excess of cost over value of $188,337.

At November 30, 2003, the Fund had a capital loss carryforward of $21,279,506, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$11,462,369

2010	$ 8,943,834

2011	$ 873,303

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,323 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003, the fees paid to FAS and FServ were $15,223 and $169,777, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the year ended November 30, 2003, and has no present intention of paying or accruing a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $1,577 in sales charges from the sale of Class A Shares. FSC also retained $654 of contingent deferred sales charges relating to redemptions of Class A Shares and $191 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2003, the Fund's expenses were reduced by $863 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$42,428,895

Sales	$52,518,229

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	35.7%
France	16.7%
Switzerland	11.6%
Netherlands	10.1%
Germany	8.2%
Finland	5.9%
Spain	4.6%
Italy	2.2%
Greece	1.1%
Ireland	1.0%
Sweden	1.0%
Portugal	0.8%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2003, there were no outstanding loans. During the year ended November 30, 2003, the maximum outstanding borrowing was $3,792,000. The Fund had an average outstanding daily balance of $863,915 with a high and low interest rate of 1.88% and 1.44%, respectively, representing only the days LOC was utilized. Interest expense totaled $5,134 for the year ended November 30, 2003.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED EUROPEAN EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated European Equity Fund (formerly, Federated European Growth Fund) (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated European Equity Fund of Federated World Investment Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN Began serving: January 1994	Principal Occupations: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated European Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U706
Cusip 31428U805
Cusip 31428U888

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01979-01 (1/04)

[Logo of Federated Investors]

Federated Global
Equity Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

6TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND COPRORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$8.15	$9.58	$12.58	$14.36	$10.55
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.12)[1]	(0.13)[1]	(0.11)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.38	(1.31)	(2.71)	0.54	3.90

TOTAL FROM INVESTMENT OPERATIONS	1.31	(1.43)	(2.84)	0.43	3.83

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	--	--	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$9.46	$8.15	$9.58	$12.58	$14.36

Total Return[2]	16.07%	(14.93)%	(22.92)%	1.90%	36.34%

Ratios to Average Net Assets:

Expenses	2.83%[3]	2.84%[3]	2.51%	2.09%	2.00%

Net investment income (loss)	(0.90)%	(1.25)%	(1.21)%	(0.77)%	(0.58)%

Expense waiver/reimbursement[4]	0.70%	0.19%	0.14%	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$23,422	$23,844	$34,687	$50,587	$34,303

Portfolio turnover	171%	235%	241%	228%	187%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.83% and 2.82% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.98	$9.43	$12.44	$14.29	$10.55
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.16)[1]	(0.19)[1]	(0.17)[1]	(0.15)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.36	(1.29)	(2.66)	0.53	3.91

TOTAL FROM INVESTMENT OPERATIONS	1.25	(1.45)	(2.85)	0.36	3.76

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	--	--	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$9.23	$7.98	$9.43	$12.44	$14.29

Total Return[2]	15.66%	(15.38)%	(23.27)%	1.35%	35.62%

Ratios to Average Net Assets:

Expenses	3.33%[3]	3.34%[3]	3.01%	2.59%	2.50%

Net investment income (loss)	(1.40)%	(1.75)%	(1.71)%	(1.21)%	(1.08)%

Expense waiver/reimbursement[4]	0.70%	0.19%	0.14%	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,850	$2,579	$3,484	$4,804	$1,060

Portfolio turnover	171%	235%	241%	228%	187%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.33% and 3.32% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$7.97	$9.42	$12.42	$14.27	$10.55
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.16)[1]	(0.19)[1]	(0.16)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.35	(1.29)	(2.65)	0.52	3.90

TOTAL FROM INVESTMENT OPERATIONS	1.24	(1.45)	(2.84)	0.36	3.74

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	--	--	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$9.21	$7.97	$9.42	$12.42	$14.27

Total Return[2]	15.56%	(15.39)%	(23.22)%	1.36%	35.43%

Ratios to Average Net Assets:

Expenses	3.33%[3]	3.34%[3]	3.01%	2.59%	2.50%

Net investment income (loss)	(1.40)%	(1.75)%	(1.71)%	(1.18)%	(1.08)%

Expense waiver/reimbursement[4]	0.70%	0.19%	0.14%	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,641	$1,289	$1,813	$1,873	$191

Portfolio turnover	171%	235%	241%	228%	187%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.33% and 3.32% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

FUND PERFORMANCE

For the reporting period ended November 30, 2003, the fund's total returns, based on net asset value, for Class A, Class B and Class C Shares were 16.07%, 15.66%, and 15.56%, respectively.1 The fund underperformed its benchmark, the Morgan Stanley Capital International-World Growth Index (MSCI-WGI),2 which returned 17.48% and the Morgan Stanley Capital International-World Index (MSCI-WI),3 which returned 19.17%.

On the positive side, the fund benefited from its overweight position in central Europe and South Korea along with the fund's underweight in the United States and the United Kingdom. In central Europe, the fund's positive performance was driven by our exposure to the Information Technology sector Koninklike (Royal) Philips Electronics NV in the Netherlands and STMicroelectronics NV in France), Financials (Credit Suisse Group in Switzerland, Allianz AG in Germany), and Utilities (Fortum Oyj in Finland and E.ON AG in Germany). In South Korea, performance was driven by the fund's significant exposure to Korea Electric Power Corp., which is the cheapest utility in the world based on price-to-book and price to earnings per share ratios. In the U.S., the fund's returns were mainly driven by our exposure to the Information Technology sector (Cisco Systems, Inc. and Intel Corp. ) and Financials (Morgan Stanley ). Also, given that the fund was underweight in U.S. holdings and overweight in European holdings, the fund benefited from the 17% rise in the value of the Euro versus the U.S. Dollar. In the United Kingdom, the fund benefited heavily from its out of index bet on MMO2 PLC , which is the second largest mobile operator in the the country.

On the negative side, the fund was impacted by its underweight in Japanese holdings, its overweight in the Cayman Islands, and its exposure to the Industrials sector. Though Japan was a positive contributor to the fund's performance, it could have produced a larger benefit if we were not underweight the country relative to the fund's benchmark. However, we felt this was justified since Japan is such a large exporting country, and we were concerned about the impact of a strong Japanese Yen versus the U.S. Dollar. The Cayman Islands negatively impacted the fund's performance because of its holdings in both of which are oil and gas drilling providers who should benefit from a rebound in oil and gas exploration in 2004 and 2005. Within the Industrials sector, our overweight exposure to the defense industry dragged on the fund's performance, as investors in general questioned the growth of this industry.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B and Class C Shares were 9.74%, 10.16% and 13.42%, respectively. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

2 MSCI-WGI is an unmanaged index considered representative of growth stocks of developed countries. Investments cannot be made in an index.

3 The MSCI-WI is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East, comprising approximately 1,482 securities, with values expressed in U.S. dollars. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Equity Fund (Class A Shares) (the "Fund") from October 27, 1998 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International-World Growth Index (MSCI-WGI)2,3 and Morgan Stanley Capital International-World Index (MSCI-WI).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	9.74%
5 Years	(0.01)%
Start of Performance (10/27/1998)	1.05%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WGI and the MSCI-WI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WGI and the MSCI-WI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-WGI from MSCI-WI because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Equity Fund (Class B Shares) (the "Fund") from October 27, 1998 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International-World Growth Index (MSCI-WGI)2,3 and Morgan Stanley Capital International-World Index (MSCI-WI).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	10.16%
5 Years	0.29%
Start of Performance (10/27/1998)	1.52%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WGI and the MSCI-WI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WGI and the MSCI-WI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-WGI from MSCI-WI because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Equity Fund (Class C Shares) (the "Fund") from October 27, 1998 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International-World Growth Index (MSCI-WGI)2,3 and Morgan Stanley Capital International-World Index (MSCI-WI).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	13.42%
5 Years	0.39%
Start of Performance (10/27/1998)	1.45%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WGI and MSCI-WI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WGI and MSCI-WI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-WGI from MSCI-WI because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2003

Shares			Value in U.S. Dollars

		COMMON STOCKS--99.7%
		Automobiles & Components--0.5%
4,500		Toyota Motor Corp.	$135,187

		Banking--7.4%
19,100		ABN AMRO Holdings NV	420,723
25,400		Abbey National Bank PLC, London	233,476
3,500		BNP Paribas SA	197,359
146,000		Banco Comercial Portugues, Class R	299,530
7,700		Credit Suisse Group	255,822
1,599,200		Krung Thai Bank PLC	349,280
6,500		U.S. Bancorp	180,115
3,000		Wachovia Corp.	137,250

		TOTAL	2,073,555

		Capital Goods--6.2%
13,300		General Electric Co.	381,311
20,000		Hutchison Whampoa Ltd.	146,192
4,400		Northrop Grumman Corp.	407,572
6,000		Raytheon Co.	166,260
28,000		Sumitomo Electric Industries, Ltd.	229,083
4,925		Vinci SA	394,410

		TOTAL	1,724,828

		Commercial Services & Supplies--3.8%
25,200		Koninklijke (Royal) Philips Electronics NV	716,539
11,650		Waste Management, Inc.	342,626

		TOTAL	1,059,165

		Diversified Financials--7.2%
5,150		American Express Co.	235,406
19,900		Fortis	372,450
11,400		ING Groep NV	244,411
9,000		J.P. Morgan Chase & Co.	318,240
4,150		Merrill Lynch & Co., Inc.	235,512
11,000		Morgan Stanley	608,080

		TOTAL	2,014,099

		Energy--4.5%
7,850		BP Amoco PLC, ADR	$335,116
21,800		ENI SpA	371,918
27,850	[1]	Transocean, Inc.	539,733

		TOTAL	1,246,767

		Food & Staples Retailing--1.4%
6,900		Wal-Mart Stores, Inc.	383,916

		Insurance--1.6%
4,700		American International Group, Inc.	272,365
1,600		Muenchener Rueckversicherungs-Gesellschaft AG	182,036

		TOTAL	454,401

		Materials--4.9%
6,200		Eastman Chemical Co.	221,154
10,200		Lafarge SA	813,179
90,000		Sumitomo Chemical Co., Ltd.	321,326

		TOTAL	1,355,659

		Media--13.2%
40,400		BEC World Public Co. Ltd.	224,641
24,500	[1]	British Sky Broadcasting Group PLC	284,378
13,300		Clear Channel Communications, Inc.	556,073
11,700	[1]	Comcast Corp., Class A	352,755
17,400		Reed Elsevier PLC	143,534
22,600	[1]	Sinclair Broadcast Group, Inc.	259,222
12,600	[1]	Time Warner, Inc.	205,128
23,700		Viacom, Inc., Class B	931,884
14,700		Vivendi Universal SA	337,736
13,000	[1]	Westwood One, Inc.	394,680

		TOTAL	3,690,031

		Pharmaceuticals & Biotechnology--10.5%
3,700	[1]	Amgen, Inc.	212,787
5,600		Aventis SA	323,501
15,200	[1]	Biogen Idec, Inc.	580,336
13,700		GlaxoSmithKline PLC	309,310
8,150		Johnson & Johnson	401,713
7,350		Novartis AG	310,792
23,330		Pfizer, Inc.	782,721

		TOTAL	2,921,160

		Real Estate--0.5%
20,000		Cheung Kong (Holdings), Ltd.	157,785

		Retailing--2.7%
1,900	[1]	Kohl's Corp.	$91,808
27,900	[1]	Office Depot, Inc.	442,215
9,200		Penney (J.C.) Co., Inc.	228,896

		TOTAL	762,919

		Semiconductors & Semiconductor Equipment--3.7%
46,600	[1]	Agere Systems, Inc., Class A	164,964
16,300		Intel Corp.	544,909
11,300		STMicroelectronics NV	312,900

		TOTAL	1,022,773

		Software & Services--5.4%
6,500	[1]	Amdocs Ltd.	162,630
19,700	[1]	Check Point Software Technologies Ltd.	347,902
33,400		Microsoft Corp.	858,380
10,900	[1]	Oracle Corp.	130,909

		TOTAL	1,499,821

		Technology Hardware & Equipment--12.1%
54,000		Asustek Computer, Inc.	120,176
21,400	[1]	Cisco Systems, Inc.	484,924
88,800	[1]	Enterasys Networks, Inc.	380,952
17,200		Hewlett-Packard Co.	373,068
18,000	[1]	Interdigital Communications Corp.	368,640
3,750		International Business Machines Corp.	339,525
5,400		Kyocera Corp.	328,886
2,500	[1]	Lexmark International Group, Class A	193,500
14,600		Nokia Oyj, Class A, ADR	262,508
5,600		Seagate Technology	110,600
13,000		Telefonaktiebolaget LM Ericsson, Class B, ADR	211,120
61,000		Toshiba Corp.	225,029

		TOTAL	3,398,928

		Telecommunication Services--6.0%
32,500	[1]	AT&T Wireless Services, Inc.	243,750
29,600		Deutsche Telekom AG, Class REG	491,849
216,000	[1]	MMO2 PLC	279,918
88		NTT DoCoMo, Inc.	189,636
202,103		Vodafone Group PLC	464,649

		TOTAL	1,669,802

		Transportation--3.2%
89,200		Brisa Auto Estradas de Portugal SA	$567,194
73		East Japan Railway Co.	333,288

		TOTAL	900,482

		Utilities--4.9%
71,200		Enel SpA	455,300
11,100		Korea Electric Power Corp.	234,088
65,600		National Grid Transco PLC	443,984
9,700		Veolia Environnement	228,446

		TOTAL	1,361,818

		TOTAL COMMON STOCKS (IDENTIFIED COST $24,657,081)	27,833,096

		MUTUAL FUND--0.1%
35,565	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	35,565

		TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $24,692,646)[3]	27,868,661

		OTHER ASSETS AND LIABILITIES -- NET--0.2%	44,134

		TOTAL NET ASSETS--100%	$27,912,795

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $25,189,024.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $35,565 of investment in affiliated issuers (Note 5) (identified cost $24,692,646)		$27,868,661
Cash		913
Cash denominated in foreign currencies (identified cost $16,080)		16,196
Income receivable		50,177
Receivable for investments sold		149,359
Receivable for shares sold		80,971

TOTAL ASSETS		28,166,277

Liabilities:
Payable for investments purchased	$64,517
Payable for shares redeemed	104,036
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	24,908
Payable for portfolio accounting fees (Note 5)	6,741
Payable for distribution services fee (Note 5)	7,485
Payable for shareholder services fee (Note 5)	5,685
Accrued expenses	40,110

TOTAL LIABILITIES		253,482

Net assets for 2,961,745 shares outstanding		$27,912,795

Net Assets Consist of:
Paid in capital		$40,047,298
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,178,013
Accumulated net realized loss on investments and foreign currency transactions		(15,312,516)

TOTAL NET ASSETS		$27,912,795

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($23,422,092 ÷ 2,474,742 shares outstanding)		$ 9.46

Offering price per share (100/94.50 of $9.46)[1]		$10.01

Redemption proceeds per share		$ 9.46

Class B Shares:
Net asset value per share ($2,849,975 ÷ 308,917 shares outstanding)		$9.23

Offering price per share		$9.23

Redemption proceeds per share (94.50/100 of $9.23)[1]		$8.72

Class C Shares:
Net asset value per share ($1,640,728 ÷ 178,086 shares outstanding)		$9.21

Offering price per share (100/99.00 of $9.21)[1]		$9.30

Redemption proceeds per share (99.00/100 of $9.21)[1]		$9.12

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $6,420 received from affiliated issuer (Note 5) and net of foreign taxes withheld of $40,957)			$509,095

Expenses:
Investment adviser fee (Note 5)		$264,471
Administrative personnel and services fee (Note 5)		188,676
Custodian fees		39,600
Transfer and dividend disbursing agent fees and expenses (Note 5)		112,980
Directors'/Trustees' fees		1,649
Auditing fees		18,060
Legal fees		5,860
Portfolio accounting fees (Note 5)		80,105
Distribution services fee--Class A Shares (Note 5)		56,281
Distribution services fee--Class B Shares (Note 5)		18,978
Distribution services fee--Class C Shares (Note 5)		10,533
Shareholder services fee--Class A Shares (Note 5)		56,281
Shareholder services fee--Class B Shares (Note 5)		6,326
Shareholder services fee--Class C Shares (Note 5)		3,511
Share registration costs		32,666
Printing and postage		44,989
Insurance premiums		7,421
Taxes		1,015
Interest expense		478
Miscellaneous		2,122

TOTAL EXPENSES		952,002

Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(180,147)
Waiver of administrative personnel and services fee	(3,676)
Waiver of transfer and dividend disbursing agent fees and expenses	(972)
Fees paid indirectly from directed broker arrangement	(428)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(185,223)

Net expenses			766,779

Net investment income (loss)			(257,684)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (Net of foreign taxes withheld of $2,921)			2,158,001
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			2,071,197

Net realized and unrealized gain on investments and foreign currency transactions			4,229,198

Change in net assets resulting from operations			$3,971,514

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(257,684)	$(459,804)
Net realized gain (loss) on investments and foreign currency transactions	2,158,001	(6,343,673)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	2,071,197	1,440,317

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,971,514	(5,363,160)

Share Transactions:
Proceeds from sale of shares	17,011,139	12,969,469
Cost of shares redeemed	(20,782,487)	(19,877,558)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,771,348)	(6,908,089)

Change in net assets	200,166	(12,271,249)

Net Assets:
Beginning of period	27,712,629	39,983,878

End of period	$27,912,795	$27,712,629

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing sevice. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,006,281	$15,910,833	1,348,930	$ 12,064,823
Shares redeemed	(2,458,003)	(19,704,110)	(2,042,946)	(18,272,505)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(451,722)	$ (3,793,277)	(694,016)	$ (6,207,682)

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	96,489	$ 765,425	77,377	$ 692,212
Shares redeemed	(110,703)	(879,504)	(123,818)	(1,119,872)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(14,214)	$ (114,079)	(46,441)	$ (427,660)

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	41,236	$ 334,881	24,039	$ 212,434
Shares redeemed	(24,875)	(198,873)	(54,838)	(485,181)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	16,361	$ 136,008	(30,799)	$ (272,747)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(449,575)	$(3,771,348)	(771,256)	$ (6,908,089)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency and net investment income (loss).

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Loss
$(321,563)	$257,684	$63,879

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$ 2,681,635
Capital loss carryforward	14,816,138

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $25,189,024. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $2,679,637. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,784,287 and net unrealized depreciation from investments for those securities having an excess of cost over value of $104,650.

At November 30, 2003, the Fund had a capital loss carryforward of $14,816,138, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$8,979,360
2010	5,836,778

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. The FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,420 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003, the fees paid to FAS and FServ were $15,228 and $169,772, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $2,994 in sales charges from the sale of Class A Shares. FSC also retained $46 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2003, the Fund's expenses were reduced by $428 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$44,062,985
Sales	$48,682,355

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	50.1%
France	9.3%
United Kingdom	8.9%
Japan	6.3%
Netherlands	5.0%
Portugal	3.1%
Italy	3.0%
Germany	2.4%
Thailand	2.1%
Switzerland	2.0%
Belgium	1.3%
Israel	1.2%
Hong Kong	1.1%
Finland	0.9%
South Korea	0.8%
Sweden	0.8%
Guernsey	0.6%
Taiwan, Province of China	0.4%
Cayman Islands	0.4%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2003, there were no outstanding loans. During the year ended November 30, 2003, the maximum outstanding borrowing was $879,000. The Fund had an average outstanding daily balance of $143,212 with a high and low interest rate of 1.88% and 1.50%, respectively, representing only the days LOC was utilized. Interest expense totaled $478 for the year ended November 30, 2003.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP,
Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT
SERIES, INC. AND SHAREHOLDERS OF FEDERATED GLOBAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Global Equity Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Global Equity Fund of Federated World Investment Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN Began serving: January 1994	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology)
(prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHARIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Global Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U870
Cusip 31428U862
Cusip 31428U854

G02336-04 (1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

[Logo of Federated Investors]

Federated Global Value Fund

Established 1994

A Portfolio of Federated World Investment Series, Inc.

10TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.93	$12.57	$15.73	$19.61	$16.24
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	0.10 [1]	0.11	0.13 [1]	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.37	(1.66)	(3.14)	(1.34)	4.68

TOTAL FROM INVESTMENT OPERATIONS	2.34	(1.56)	(3.03)	(1.21)	4.71

Less Distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.13)	(0.00)[2]	(0.04)
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	(2.67)	(1.30)

TOTAL DISTRIBUTIONS	(0.09)	(0.08)	(0.13)	(2.67)	(1.34)

Net Asset Value, End of Period	$13.18	$10.93	$12.57	$15.73	$19.61

Total Return[3]	21.68%	(12.51)%	(19.47)%	(7.64)%	31.41%

Ratios to Average Net Assets:

Expenses	2.07%	2.04%[4]	1.81%	1.69%	1.61%

Net investment income (loss)	(0.28)%	0.87%	0.72%	0.69%	0.21%

Expense waiver/reimbursement[5]	0.57%	0.14%	0.00%[6]	0.00%[6]	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$22,956	$24,231	$43,069	$70,883	$65,071

Portfolio turnover	15%	185%	218%	219%	169%

1 Per share amounts based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.03% after taking into account these expense reductions for the year ended November 30, 2002.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.74	$12.37	$15.48	$19.47	$16.19
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	0.01 [1]	(0.04)	(0.01)[1]	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35	(1.64)	(3.07)	(1.31)	4.65

TOTAL FROM INVESTMENT OPERATIONS	2.24	(1.63)	(3.11)	(1.32)	4.58

Less Distributions:
Distributions from net investment income	--	--	(0.00)[2]	(0.00)[2]	--
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	(2.67)	(1.30)

TOTAL DISTRIBUTIONS	--	--	(0.00)[2]	(2.67)	(1.30)

Net Asset Value, End of Period	$12.98	$10.74	$12.37	$15.48	$19.47

Total Return[3]	20.86%	(13.18)%	(20.09)%	(8.34)%	30.57%

Ratios to Average Net Assets:

Expenses	2.82%	2.79%[4]	2.56%	2.44%	2.36%

Net investment income (loss)	(1.03)%	0.12%	(0.03)%	(0.05)%	(0.54)%

Expense waiver/reimbursement[5]	0.57%	0.14%	0.00%[6]	0.00%[6]	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$17,562	$18,272	$31,945	$51,312	$43,969

Portfolio turnover	15%	185%	218%	219%	169%

1 Per share amounts based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.78% after taking into account these expense reductions for the year ended November 30, 2002.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000		1999
Net Asset Value, Beginning of Period	$10.75	$12.38	$15.50	$19.48		$16.21
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	0.01 [1]	(0.04)	(0.01	)1	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35	(1.64)	(3.08)	(1.30)		4.63

TOTAL FROM INVESTMENT OPERATIONS	2.24	(1.63)	(3.12)	(1.31)		4.57

Less Distributions:
Distributions from net investment income	--	--	--	(0.00)[2]		--
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	(2.67)		(1.30)

TOTAL DISTRIBUTIONS	--	--	--	(2.67)		(1.30)

Net Asset Value, End of Period	$12.99	$10.75	$12.38	$15.50		$19.48

Total Return[3]	20.84%	(13.17)%	(20.13)%	(8.29)%		30.46%

Ratios to Average Net Assets:

Expenses	2.82%	2.79%[4]	2.56%	2.44%		2.36%

Net investment income (loss)	(1.03)%	0.12%	(0.03)%	(0.03)%		(0.54)%

Expense waiver/reimbursement[5]	0.57%	0.14%	0.00%[6]	0.00%[6]		0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,309	$3,540	$6,536	$9,494		$6,821

Portfolio turnover	15%	185%	218%	219%		169%

1 Per share amounts based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.78% after taking into account these expense reductions for the year ended November 30, 2002.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

FUND PERFORMANCE

From December 1, 2002 through November 30, 2003, the fund's total returns, based on net asset value, were 21.68% for Class A Shares, 20.86% for Class B Shares, and 20.84% for Class C Shares.1 The fund outpaced its Lipper peer group, the Global Funds category, which returned 19.44% for the period.2 The Morgan Stanley Capital International World Free Index (MSCI-WFI)3 returned 17.10% and the fund's benchmark index Morgan Stanley Capital International World Value Index (MSCI-WVI)4 returned 20.81%, during the same period.4 As of November 30, 2003, the fund paid an income stream of $0.09 per share for Class A Shares.

During the reporting period, corporate earnings, particularly those in the U.S. and Europe, recovered strongly as reaccelerating revenue growth, together with cost cutting, allowed companies to easily beat consensus earnings estimates. In addition, the economies of China and Southeast Asia accelerated sharply at mid-year and finished 2003 with positive economic growth.

Our fundamental value style of investing led us to invest in a number of sectors at the beginning of the reporting period. These sectors included securities brokers, media and retailing. Stocks within these sectors that contributed positively to the Fund's performance over the reporting period included Merrill Lynch & Co., Inc. and Goldman Sachs Group, Inc., among the securities brokers, Clear Channel Communications, Inc. and WPP Group PLC, among media companies, and Federated Department Stores, Inc. and Neiman-Marcus Group, Inc., among retailers.

1 Performance quoted is based on net asset value, reflects past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B and Class C shares were 14.94%, 15.36% and 18.62%, respectively. Current performance information is available by visiting www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. They do not reflect any sales charges.

3 The MSCI-WFI is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand, and the Far East, comprising approximately 1,482 securities with values expressed in U.S. dollars. Investments cannot be made in an index.

4 The MSCI-WVI is an unmanaged index considered representative of value stocks of developed countries. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Value Fund (Class A Shares) (the "Fund") from April 22, 1994 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International-World Value Index (MSCI-WVI)2,3 and the Morgan Stanley Capital International-World Free Index (MSCI-WFI).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	14.94%
5 Years	(0.34)%
Start of Performance (4/22/1994)	7.07%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com . Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to October 1, 1994. As of October 1, 1994, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WVI and the MSCI-WFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WVI and the MSCI-WFI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-WVI from MSCI-WFI because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Value Fund (Class B Shares) (the "Fund") from July 27, 1995 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International-World Value Index (MSCI-WVI)2,3 and the Morgan Stanley Capital International-World Free Index (MSCI-WFI).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	15.36%
5 Years	(0.25)%
Start of Performance (7/27/1995)	7.08%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WVI and the MSCI-WFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WVI and the MSCI-WFI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-WVI from MSCI-WFI because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- Class C Shares

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Value Fund (Class C Shares) (the "Fund") from July 27, 1995 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International-World Value Index (MSCI-WVI)2,3 and the Morgan Stanley Capital International-World Free Index (MSCI-WFI).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	18.62%
5 Years	(0.14)%
Start of Performance (7/27/1995)	6.90%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com . Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WVI and the MSCI-WFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WVI and the MSCI-WFI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-WVI from MSCI-WFI because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

NOVEMBER 30, 2003

Shares			Value in U.S. Dollars
		COMMON STOCKS--99.9%
		Banks--7.3%
19,900		Credit Suisse Group	$661,150
14,100		PNC Financial Services Group	766,476
21,400		Washington Mutual, Inc.	980,334
134,500		Wing Hang Bank Ltd.	805,571

		TOTAL	3,213,531

		Capital Goods--2.6%
18,000		Ingersoll-Rand Co., Class A	1,122,120

		Commercial Services & Supplies--9.9%
601,350		Michael Page International PLC	1,944,365
25,400		Miller Herman, Inc.	661,670
83,300		Steelcase, Inc., Class A	1,032,920
17,900		United Stationers, Inc.	722,265

		TOTAL	4,361,220

		Consumer Durables & Apparel--4.0%
47,530		Compagnie Financiere Richemont AG	1,177,898
12,683		Hunter Douglas NV	556,921

		TOTAL	1,734,819

		Diversified Financials--24.6%
18,000		American Express Co.	822,780
139,500		Amvescap PLC	989,788
46,600		Euronext NV	1,117,608
8,500		Goldman Sachs Group, Inc.	816,680
22,476		ING Groep NV	481,875
63,200		Janus Capital Group, Inc.	879,112
2,180		Julius Baer Holding Ltd., Zurich, Class B	693,886
23,600		Labranche & Co. Inc.	195,172
36,800		Merrill Lynch & Co., Inc.	2,088,400
17,700		Morgan Stanley	978,456
18,400		Northern Trust Corp.	825,240
80,000		Schroders PLC	895,517

		TOTAL	10,784,514

		Energy--4.3%
19,400		Offshore Logistics, Inc.	489,850
24,200		Tidewater, Inc.	668,162
38,300	[1]	Transocean, Inc.	742,254

		TOTAL	1,900,266

		Food Beverage & Tobacco--1.4%
48,939		Diageo PLC	611,032

		Healthcare Equipment & Services--1.8%
33,500		IMS Health, Inc.	771,505

		Hotels, Restaurants & Leisure--3.9%
221,900		Hilton Group PLC	808,236
87,100	[1]	Park Place Entertainment Corp.	911,066

		TOTAL	1,719,302

		Insurance--2.9%
51,800		Sun Life Financial Services of Canada	1,280,496

		Materials--4.4%
30,100		Boise Cascade Corp.	888,251
15,600		Lafarge North America, Inc.	594,360
33,000		Stora Enso Oyj, Class R	444,615

		TOTAL	1,927,226

		Media--15.0%
23,400		Clear Channel Communications, Inc.	978,354
24,200	[1]	Corus Entertainment, Inc., Class B	487,638
24,400		Grupo Televisa SA, GDR	996,740
31,500	[1]	Time Warner, Inc.	512,820
22,200		Viacom, Inc., Class A	874,014
133,000		WPP Group PLC	1,275,785
62,700		Walt Disney Co.	1,447,743

		TOTAL	6,573,094

		Real Estate--3.2%
40,800	[1]	Jones Lang LaSalle, Inc.	854,760
70,000		Sun Hung Kai Properties	563,516

		TOTAL	1,418,276

		Retailing--3.0%
11,100		Federated Department Stores, Inc.	544,899
14,000		Neiman-Marcus Group, Inc., Class A	754,600

		TOTAL	1,299,499

		Technology Hardware & Equipment--7.7%
47,600		Arrow Electronics, Inc.	$1,112,888
39,000	[1]	Kemet Corp.	514,800
22,900		Koninklijke (Royal) Philips Electronics NV	651,140
39,300		Tektronix, Inc.	1,082,715

		TOTAL	3,361,543

		Transportation--3.9%
26,700		Florida East Coast Industries, Inc.	814,350
55,400		Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	905,790

		TOTAL	1,720,140

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $33,656,125)[2]	43,798,583

		OTHER ASSETS AND LIABILITIES -- NET--0.1%	28,753

		TOTAL NET ASSETS--100%	$43,827,336

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $33,656,125.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value (identified cost $33,656,125)		$43,798,583
Cash		871
Income receivable		37,631
Receivable for investments sold		891,270
Receivable for shares sold		32,359

TOTAL ASSETS		44,760,714

Liabilities:
Payable for outstanding line of credit (Note 8)	$730,000
Payable for shares redeemed	119,162
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	23,269
Payable for portfolio accounting fees (Note 5)	6,636
Payable for distribution services fee (Note 5)	12,861
Payable for shareholder services fee (Note 5)	9,065
Accrued expenses	32,385

TOTAL LIABILITIES		933,378

Net assets for 3,349,624 shares outstanding		$43,827,336

Net Assets Consist of:
Paid in capital		$65,984,216
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		10,143,837
Accumulated net realized loss on investments and foreign currency transactions		(32,300,717)

TOTAL NET ASSETS		$43,827,336

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($22,956,378 ÷ 1,741,544 shares outstanding)		$13.18

Offering price per share (100/94.50 of $13.18)[1]		$13.95

Redemption proceeds per share		$13.18

Class B Shares:
Net asset value per share ($17,561,748 ÷ 1,353,329 shares outstanding)		$12.98

Offering price per share		$12.98

Redemption proceeds per share (94.50/100 of $12.98)[1]		$12.27

Class C Shares:
Net asset value per share ($3,309,210 ÷ 254,751 shares outstanding)		$12.99

Offering price per share (100/99.00 of $12.99)[1]		$13.12

Redemption proceeds per share (99.00/100 of $12.99)[1]		$12.86

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $8,655 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $34,267)			$718,071

Expenses:
Investment adviser fee (Note 5)		$401,377
Administrative personnel and services fee (Note 5)		188,662
Custodian fees		15,629
Transfer and dividend disbursing agent fees and expenses (Note 5)		158,951
Directors'/Trustees' fees		1,514
Auditing fees		18,060
Legal fees		6,363
Portfolio accounting fees (Note 5)		78,615
Distribution services fee--Class B Shares (Note 5)		119,674
Distribution services fee--Class C Shares (Note 5)		22,665
Shareholder services fee--Class A Shares (Note 5)		52,898
Shareholder services fee--Class B Shares (Note 5)		39,891
Shareholder services fee--Class C Shares (Note 5)		7,555
Share registration costs		32,304
Printing and postage		43,123
Insurance premiums		7,507
Taxes		2,959
Interest expense		230
Miscellaneous		2,737

TOTAL EXPENSES		1,200,714

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(225,910)
Waiver of administrative personnel and services fee	(3,662)

TOTAL WAIVERS AND REIMBURSEMENT		(229,572)

Net expenses			971,142

Net investment income (loss)			(253,071)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(42,354)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			7,469,914

Net realized and unrealized gain on investments and foreign currency transactions			7,427,560

Change in net assets resulting from operations			$7,174,489

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income ( loss)	$(253,071)	$320,581
Net realized loss on investments and foreign currency transactions	(42,354)	(12,454,121)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,469,914	2,709,555

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,174,489	(9,423,985)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(195,974)	(268,653)
Share Transactions:
Proceeds from sale of shares	12,065,758	6,278,049
Net asset value of shares issued to shareholders in payment of distributions declared	169,289	236,040
Cost of shares redeemed	(21,429,314)	(32,328,261)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,194,267)	(25,814,172)

Change in net assets	(2,215,752)	(35,506,810)

Net Assets:
Beginning of period	46,043,088	81,549,898

End of period (including undistributed net investment income of $0 and $215,768, respectively)	$43,827,336	$46,043,088

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2003

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated Global Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The Fund's investment objective is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	200,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	400,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	934,701	$10,628,998	485,448	$5,197,989
Shares issued to shareholders in payment of distributions declared	16,997	169,289	18,369	236,040
Shares redeemed	(1,427,179)	(15,694,244)	(1,714,233)	(19,118,161)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(475,481)	$(4,895,957)	(1,210,416)	$(13,684,132)

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	101,436	$1,121,596	80,500	$912,050
Shares redeemed	(448,713)	(4,667,918)	(962,170)	(10,795,114)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(347,277)	$(3,546,322)	(881,670)	$(9,883,064)

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	26,813	$315,164	14,698	$168,010
Shares redeemed	(101,237)	(1,067,152)	(213,394)	(2,414,986)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(74,424)	$(751,988)	(198,696)	$(2,246,976)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(897,182)	$(9,194,267)	(2,290,782)	$(25,814,172)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency, net investment income (loss) and partnership adjustments.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(273,641)	$233,277	$40,364

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$195,974	$268,653

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$10,143,837
Capital loss carryforward	32,300,717

At November 30, 2003, the cost of investments for federal tax purposes was $33,656,125. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $10,142,458. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,827,038 and net unrealized depreciation from investments for those securities having an excess of cost over value of $684,580.

At November 30, 2003, the Fund had a capital loss carryforward of $32,300,717, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$6,673,723
2009	12,049,398
2010	13,550,506
2011	27,090

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,655 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003, the fees paid to FAS and FServ were $15,242 and $169,758, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $5,083 in sales charges from the sale of Class A Shares. FSC also retained $86 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$ 5,853,591
Sales	$13,506,443

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	57.8%
United Kingdom	14.9%
Netherlands	6.4%
Switzerland	5.8%
Mexico	4.3%
Canada	4.0%
Hong Kong	3.1%
Bermuda	2.6%
Finland	1.0%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. At November 30, 2003, the Fund had an outstanding loan of $730,000. During the year ended November 30, 2003, the maximum outstanding borrowing was $730,000. The Fund had an average outstanding daily balance of $227,784 with a high and low interest rate of 1.88% and 1.50%, respectively, representing only the days LOC was utilized. Interest expense totaled $230 for the year ended November 30, 2003.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respectiv e counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED GLOBAL VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Global Value Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Global Value Fund of Federated World Investment Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds- -four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN Began serving: January 1994	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC .

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology)
(prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHARIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Global Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U672
Cusip 31428U664
Cusip 31428U656

G00259-06 (1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

[Logo of Federated Investors]

Federated International Capital Appreciation Fund

Established 1997

A Portfolio of Federated World Investment Series, Inc.

7TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 6.36	$ 7.29	$ 9.68	$12.35	$ 8.38
Income From Investment Operations:
Net investment income (loss)	0.02 [1]	(0.10)[1]	(0.06)[1]	0.58	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.60	(0.83)	(2.32)	(2.69)	3.96

TOTAL FROM INVESTMENT OPERATIONS	1.62	(0.93)	(2.38)	(2.11)	4.03

Less Distributions:		/P>
Distributions from net investment income	--	--	(0.01)	(0.56)	(0.06)

Net Asset Value, End of Period	$ 7.98	$ 6.36	$ 7.29	$ 9.68	$12.35

Total Return[2]	25.47%[3]	(12.76)%	(24.64)%	(18.33)%	48.44%

Ratios to Average Net Assets:

Expenses	1.97%	1.72%	0.75%	0.15%	0.07%

Net investment income (loss)	0.25%	(1.36)%	(0.67)%	3.99%	0.65%

Expense waiver/reimbursement[4]	0.71%	0.44%	0.61%	0.85%	1.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$66,281	$38,529	$22,654	$40,432	$39,386

Portfolio turnover	227%	247%	32%	11%	12%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 6.20	$ 7.15	$ 9.56	$12.24	$ 8.31
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.15)[1]	(0.12)[1]	0.47	(0.00)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.53	(0.80)	(2.29)	(2.66)	3.93

TOTAL FROM INVESTMENT OPERATIONS	1.50	(0.95)	(2.41)	(2.19)	3.93

Less Distributions:
Distributions from net investment income	--	--	--	(0.49)	(0.00)[2]

Net Asset Value, End of Period	$ 7.70	$ 6.20	$ 7.15	$ 9.56	$12.24

Total Return[3]	24.19%[4]	(13.29)%	(25.21)%	(19.00)%	47.33%

Ratios to Average Net Assets:

Expenses	2.72%	2.47%	1.50%	0.90%	0.82%

Net investment income (loss)	(0.53)%	(2.11)%	(1.42)%	2.84%	(0.10)%

Expense waiver/reimbursement[5]	0.71%	0.44%	0.61%	0.85%	1.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$16,995	$16,326	$8,950	$14,480	$12,317

Portfolio turnover	227%	247%	32%	11%	12%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 6.21	$ 7.17	$ 9.59	$12.28	$ 8.33
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.15)[1]	(0.12)[1]	0.47	(0.00)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.55	(0.81)	(2.30)	(2.65)	3.95

TOTAL FROM INVESTMENT OPERATIONS	1.51	(0.96)	(2.42)	(2.18)	3.95

Less Distributions:
Distributions from net investment income	--	--	--	(0.51)	(0.00)[2]

Net Asset Value, End of Period	$ 7.72	$ 6.21	$ 7.17	$ 9.59	$12.28

Total Return[3]	24.32%[4]	(13.39)%	(25.23)%	(18.95)%	47.45%

Ratios to Average Net Assets:

Expenses	2.72%	2.47%	1.50%	0.90%	0.82%

Net investment income (loss)	(0.54)%	(2.14)%	(1.42)%	1.87%	(0.10)%

Expense waiver/reimbursement[5]	0.71%	0.44%	0.61%	0.85%	1.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,721	$3,812	$2,583	$4,234	$2,284

Portfolio turnover	227%	247%	32%	11%	12%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

From December 1, 2002, through November 30, 2003, Federated International Capital Appreciation Fund's total returns, based on net asset value, were 25.47% for Class A Shares, 24.19% for Class B Shares, and 24.32% for Class C Shares.1 The fund outperformed its Lipper peer group, the International Funds category, which returned 21.64% for the same period.2 The Morgan Stanley Capital International All Country World Free Ex. U.S. Index (MSCI-ACWI Free Ex. U.S.), the fund's benchmark, returned 23.95% during the same period.3

Strong stock selection within various sectors and regions was the single most positive contributor to the fund's performance. In particular, stock selection in the Financials sector and our overweighted position in emerging markets (like South Africa and Taiwan) generated robust returns over the 12-month reporting period. Financial institutions such as Barclays in the United Kingdom, Mitsui Fudosan and Nikko Cordial in Japan, and Credit Suisse Group in Switzerland were among the top ten performers for the fund during the past year.

Mining companies like Harmony Gold and Angloplats in South Africa rose significantly in the past 12 months on the back of rising commodity prices, specifically in gold and platinum. Stock selection in Taiwan also added to the fund's returns due to our exposure in the Information Technology sector. Companies like Premier Image, Optimax and Taiwan Semiconductor all increased sharply on better sales and earnings per share growth.

Good stock picking within the Healthcare sector also positively contributed to performance in the last 12 months. Strong pipelines and positive earnings revisions pushed Roche and Teva higher, and cheap valuations of GlaxoSmithKline attracted bargain hunters.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price (i.e., Less any applicable sales charge) for Class A, Class B, and Class C shares were 18.57%, 18.69% and 22.14%. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. They do not reflect sales charges.

3 The MSCI-ACWI Free Ex. U.S. is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all the foreign equity stock markets. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Capital Appreciation Fund (Class A Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International All Country World Index Free Ex. U.S. (MSCI-ACWI Free Ex. U.S.).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	18.57%
5 Years	(1.13)%
Start of Performance (7/1/1997)	(3.46)%

GROWTH OF A $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Free Ex. U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Free Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and investments cannot be made in an index.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Capital Appreciation Fund (Class B Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International All Country World Index Free Ex. U.S. (MSCI-ACWI Free Ex. U.S.).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	18.69%
5 Years	(1.18)%
Start of Performance (7/1/1997)	(3.37)%

GROWTH OF A $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Free Ex. U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Free Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and investments cannot be made in an index.

3 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Capital Appreciation Fund (Class C Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International All Country World Index Free Ex. U.S. (MSCI-ACWI Free Ex. U.S.).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	22.14%
5 Years	(0.96)%
Start of Performance (7/1/1997)	(3.46)%

GROWTH OF A $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Free Ex. U.S. has not been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Free Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and investments cannot be made in an index.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charge.

Portfolio of Investments

November 30, 2003

Shares			Value in U.S. Dollars
		COMMON STOCKS--97.5%
		Automobiles & Components--4.9%
243,000		Fuji Heavy Industries Ltd.	$1,151,596
27,500		Honda Motor Co., Ltd.	1,124,960
125,650		Kia Motors Corp.	1,097,562
20,410		PSA Peugeot Citroen	960,866

		TOTAL	4,334,984

		Banks--12.7%
78,490		Abbey National Bank PLC, London	721,478
20,560		BNP Paribas SA	1,159,342
441,400		Banco Comercial Portugues SA, Class R	905,564
102,100		Barclays PLC	901,136
130,000		DBS Group Holdings Ltd.	1,055,899
13,130		Deutsche Bank AG	916,178
230,640		Grupo Financiero Banorte SA de CV	760,974
10,390		Komercni Banka AS	890,043
2,942,200		Krung Thai Bank PLC	642,604
750,000	[1]	PT Bank Rakyat Indonesia	92,593
11,470		Societe Generale, Paris	919,244
16,150		UBS AG	1,041,229
226,260		UniCredito Italiano SpA	1,137,398

		TOTAL	11,143,682

		Capital Goods--7.4%
181,590		ABB Ltd.	891,602
181,590	[1]	ABB Ltd., Rights	226,416
8,400		SMC Corp.	1,001,726
11,000		Schneider Electric SA	678,339
1,173,000		SembCorp Industries Ltd.	871,082
12,270		Siemens AG	895,916
74,170		Smiths Group PLC	850,693
131,000		Sumitomo Electric Industries Ltd.	1,071,780

		TOTAL	6,487,554

		Commercial Services & Supplies--2.1%
111,820		Buhrmann NV	850,549
28,400		Secom Co., Ltd.	1,032,114

		TOTAL	1,882,663

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--6.7%
157,610		Amvescap PLC	$1,118,283
50,190	[1]	ING Groep NV	1,076,050
263,700		Nikko Cordial Corp.	1,331,563
47,000		Nomura Holdings, Inc.	746,747
1,319,976		Yuanta Core Pacific Securities Co.	722,798
98,400		iShares MSCI Japan Index Fund	881,664

		TOTAL	5,877,105

		Energy--5.7%
225,608		BP PLC	1,576,462
2,496,000		China Oilfield Services Ltd.	731,399
41,020		ENI SpA	699,819
8,400		Lukoil Holding Co., ADR	725,760
8,030		Total SA, Class B	1,298,662

		TOTAL	5,032,102

		Food & Staples Retailing--2.0%
118,680	[1]	Koninklijke Ahold NV	857,166
118,680	[1]	Koninklijke Ahold NV, Rights	111,061
180,240		Tesco PLC	772,120

		TOTAL	1,740,347

		Food Beverage & Tobacco--1.9%
59,980		Diageo PLC	748,885
4,030		Nestle SA	937,863

		TOTAL	1,686,748

		Hotels Restaurants & Leisure--1.9%
97,900		Elior	804,570
1,474,000		Hong Kong & Shanghai Hotels Ltd.	835,370

		TOTAL	1,639,940

		Household & Personal Products--0.7%
30,000		Reckitt Benckiser PLC	655,622

		Insurance--3.9%
57,420		AXA	1,104,301
11,240		Muenchener Rueckversicherungs-Gesellschaft AG	1,278,801
135,610		Prudential PLC	1,042,175

		TOTAL	3,425,277

		Materials--9.8%
33,580		Akzo Nobel NV	1,165,923
17,820		Anglo American Platinum Corp. Ltd.	768,007
10,700		BASF AG	529,668
61,600		BOC Group PLC	859,814
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--continued
53,000		Harmony Gold Mining Co., Ltd.	$843,652
17,000		LG Chem Ltd.	664,698
15,130		Lafarge SA	1,206,215
750,000		Lihir Gold Ltd.	852,687
244,000		Sumitomo Chemical Co., Ltd.	871,150
46,880		UPM-Kymmene Oyj	867,849

		TOTAL	8,629,663

		Media--6.1%
98,630	[1]	British Sky Broadcasting Group PLC	1,144,826
217		Fuji Television Network, Inc.	1,071,972
2,500		Kadokawa Holdings, Inc.	67,342
71,590		Mediaset SpA	812,520
120,110		News Corp. Ltd.	1,025,467
36,000	[1]	SBS Broadcasting SA	1,215,000

		TOTAL	5,337,127

		Pharmaceuticals & Biotechnology--5.9%
68,340		GlaxoSmithKline PLC	1,542,937
7,760		Roche Holding AG	700,128
10,600		Sanofi-Synthelabo SA	718,530
19,340		Teva Pharmaceutical Industries Ltd., ADR	1,164,962
36,500		Yamanouchi Pharmaceutical Co. Ltd.	1,049,856

		TOTAL	5,176,413

		Real Estate--1.1%
124,000		Cheung Kong Holdings Ltd.	978,264

		Retailing--1.9%
131,640		Marks & Spencer Group PLC	608,699
89,900		Marui Co., Ltd.	1,104,100

		TOTAL	1,712,799

		Semiconductors & Semiconductor Equipment--1.3%
16,600		Advantest Corp.	1,186,851

		Software & Services--5.7%
32,300	[1]	Amdocs Ltd.	808,146
48,980	[1]	Check Point Software Technologies Ltd.	864,987
26,550		Dassault Systemes SA	1,185,901
220,600		Misys PLC	1,082,732
35,000		Sumisho Computer Systems Corp.	1,032,279

		TOTAL	4,974,045

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--4.9%
4,900		Keyence Corp.	$1,101,119
39,600		Koninklijke (Royal) Philips Electronics NV	1,125,989
63,490		Nokia Oyj	1,144,867
199,620	[1]	Nortel Networks Corp.	900,286

		TOTAL	4,272,261

		Telecommunication Services--8.8%
60,150	[1]	Deutsche Telekom AG, Class REG	999,485
35,550		France Telecom SA	916,999
210		KDDI Corp.	1,094,918
390		NTT DoCoMo, Inc.	840,433
5,230		SK Telecom Co., Ltd.	844,075
101,800		Telefonica SA	1,319,053
760,090		Vodafone Group PLC	1,747,499

		TOTAL	7,762,462

		Utilities--2.1%
168,770		National Grid Transco PLC	1,142,243
21,300		RWE AG	687,421

		TOTAL	1,829,664

		TOTAL COMMON STOCKS (IDENTIFIED COST $78,089,767)	85,765,573

		CORPORATE BOND--0.0%
		Materials--0.0%
$15,900		Companhia Vale Do Rio Doce, Conv. Deb., 9/29/2049 (identified cost $137)	1

		REPURCHASE AGREEMENT--1.6%
1,457,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.080%, dated 11/28/2003, to be repurchased at $1,457,131 on 12/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033 (at amortized cost)	1,457,000

		TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $79,546,904)[2]	87,222,574

		OTHER ASSETS AND LIABILITIES - NET--0.9%	774,420

		TOTAL NET ASSETS--100%	$87,996,994

1 Non-income producing security.

2 The cost of investments for federal tax purposes is $79,730,204.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value (identified cost $79,546,904)		$87,222,574
Cash denominated in foreign currencies (identified cost $814,211)		807,865
Cash		1,789
Income receivable		117,581
Receivable for investments sold		421,718
Receivable for shares sold		322,030
Other assets		22,561

TOTAL ASSETS		88,916,118

Liabilities:
Payable for investments purchased	$742,092
Payable for shares redeemed	64,800
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	24,826
Payable for portfolio accounting fees (Note 5)	6,693
Payable for distribution services fee (Note 5)	13,105
Payable for shareholder services fee (Note 5)	16,013
Payable for auditing fees	18,000
Net payable for foreign currency exchange contracts	1,230
Accrued expenses	32,365

TOTAL LIABILITIES		919,124

Net assets for 11,127,029 shares outstanding		$87,996,994

Net Assets Consist of:
Paid in capital		$105,959,069
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		7,672,806
Accumulated net realized loss on investments and foreign currency transactions		(25,626,827)
Accumulated net investment income (loss)		(8,054)

TOTAL NET ASSETS		$87,996,994

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($66,280,707 ÷ 8,309,702 shares outstanding)		$7.98

Offering price per share (100/94.50 of $7.98)[1]		$8.44

Redemption proceeds per share		$7.98

Class B Shares:
Net asset value per share ($16,995,204 ÷ 2,205,896 shares outstanding)		$7.70

Offering price per share		$7.70

Redemption proceeds per share (94.50/100 of $7.70)[1]		$7.28

Class C Shares:
Net asset value per share ($4,721,083 ÷ 611,431 shares outstanding)		$7.72

Offering price per share (100/99.00 of $7.72)[1]		$7.80

Redemption proceeds per share (99.00/100 of $7.72)[1]		$7.64

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $6,889 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $164,181)			$1,322,103
Interest			20,195

TOTAL INCOME			1,342,298

Expenses:
Investment adviser fee (Note 5)		$760,491
Administrative personnel and services fee (Note 5)		188,635
Custodian fees		82,679
Transfer and dividend disbursing agent fees and expenses (Note 5)		229,310
Directors'/Trustees' fees		1,859
Auditing fees		18,285
Legal fees		14,211
Portfolio accounting fees (Note 5)		79,825
Distribution services fee--Class B Shares (Note 5)		114,898
Distribution services fee--Class C Shares (Note 5)		29,973
Shareholder services fee--Class A Shares (Note 5)		103,808
Shareholder services fee--Class B Shares (Note 5)		38,299
Shareholder services fee--Class C Shares (Note 5)		9,991
Share registration costs		39,404
Printing and postage		49,501
Insurance premiums		8,029
Taxes		2,456
Interest expense		2,784
Miscellaneous		1,678

TOTAL EXPENSES		1,776,116

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(429,999)
Waiver of administrative personnel and services fee	(3,635)
Waiver of transfer and dividend disbursing agent fees and expenses	(264)

TOTAL WAIVERS AND REIMBURSEMENT		(433,898)

Net expenses			1,342,218

Net investment income			80

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign capital gain withheld of $8,055)			9,369,321
Net increase due to reimbursement from Adviser for certain losses on investments (Note 7)			21,344
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			5,662,759

Net realized and unrealized gain on investments and foreign currency transactions			15,053,424

Change in net assets resulting from operations			$15,053,504

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$80	$(557,837)
Net realized gain (loss) on investments and foreign currency transactions	9,369,321	(13,448,513)
Net increase due to reimbursement from Adviser for certain losses on investments (Note 7)	21,344	--
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	5,662,759	10,720,437

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,053,504	(3,285,913)

Share Transactions:
Proceeds from sale of shares	130,800,359	61,356,033
Proceeds form shares issued in connection with the tax-free transfer of assets from Federated Asia Pacific Growth Fund	--	9,847,051
Proceeds form shares issued in connection with the tax-free transfer of assets from Federated Emerging Markets Fund	--	23,722,434
Cost of shares redeemed	(116,523,817)	(67,159,910)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,276,542	27,765,608

Change in net assets	29,330,046	24,479,695

Net Assets:
Beginning of period	58,666,948	34,187,253

End of period	$87,996,994	$58,666,948

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2003

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

On November 8, 2002, the Fund received a tax-free transfer of assets from Federated Asia Pacific Growth Fund and Federated Emerging Markets Fund, as follows:

	Shares of the Fund Issued	Federated Asia Pacific Growth Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Asia Pacific Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	754,459	$4,677,648	$(87,400)	$19,058,924	$4,677,648	$23,736,572
Class B	657,989	3,974,252	(33,386)	5,906,643	3,974,252	9,880,895
Class C	197,546	1,195,151	(7,764)	1,539,403	1,195,151	2,734,554

	Shares of the Fund Issued	Federated Emerging Markets Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Emerging Markets Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	2,661,155	$16,499,161	$606,536		$19,058,924	$16,499,161	$35,558,085
Class B	1,029,869	6,220,412	231,689		5,906,643	6,220,412	12,127,055
Class C	165,762	1,002,861	53,878		1,539,403	1,002,861	2,542,264

1 Unrealized Appreciation (Depreciation) is included in the Federated Asia Pacific Growth Fund and Federated Emerging Markets Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a signification event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At November 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Bought:
12/1/2003	5,445,870 Japanese Yen	$ 49,976	$ 49,727	$(249)
12/2/2003	75,825,344 Japanese Yen	693,355	692,374	(981)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,230)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	100,000,000
Class B	100,000,000
Class C	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	18,609,861	$124,130,975	8,735,578	$58,734,545
Shares issued in connection with the tax-free transfer of assets from Federated Asia Pacific Growth Fund	--	--	754,459	4,677,648
Shares issued in connection with the tax-free transfer of assets from Federated Emerging Markets Fund	--	--	2,661,155	16,499,161
Shares redeemed	(16,358,793)	(107,210,485)	(9,198,417)	(61,709,127)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,251,068	$16,920,490	2,952,775	$18,202,227

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	780,935	$4,755,530	305,827	$1,956,858
Shares issued in connection with the tax-free transfer of assets from Federated Asia Pacific Growth Fund	--	--	657,989	3,974,252
Shares issued in connection with the tax-free transfer of assets from Federated Emerging Markets Fund	--	--	1,029,869	6,220,412
Shares redeemed	(1,210,365)	(7,396,111)	(609,669)	(4,038,527)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(429,430)	$(2,640,581)	1,384,016	$8,112,995

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	288,266	$1,913,854	100,360	$664,630
Shares issued in connection with the tax-free transfer of assets from Federated Asia Pacific Growth Fund	--	--	197,546	1,195,151
Shares issued in connection with the tax-free transfer of assets from Federated Emerging Markets Fund	--	--	165,762	1,002,861
Shares redeemed	(290,828)	(1,917,221)	(209,735)	(1,412,256)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,562)	$(3,367)	253,933	$1,450,386

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,819,076	$14,276,542	4,590,724	$27,765,608

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency, capital loss carryforward due to merger, and net investment income (loss).

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$8,367,630	$(8,134)	$(8,359,496)

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$7,489,506
Capital loss carryforward	$25,443,527

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the tax deferral of losses from wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $79,730,204. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $7,492,370. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,607,049 and net unrealized depreciation from investments for those securities having an excess of cost over value of $114,679.

At November 30, 2003, the Fund had a capital loss carryforward of $25,443,527 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 6,320,933
2009	$ 5,246,568
2010	$13,876,026

As a result of the tax-free transfer of assets from Federated Asia Pacific Growth Fund and Federated Emerging Markets Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee up to or equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompany financial statements and totaled $6,889 for the period.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003 the fees paid to FAS and FServ were $15,269 and $169,731, respectively.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not pay or accrue the distribution services fee during the year ended November 30, 2003.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $11,333 in sales charges from the sale of Class A Shares. FSC also retained $3,039 of contingent deferred sales charges relating to redemptions of Class A Shares and $148 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003 were as follows:

Purchases	$146,369,786
Sales	$134,294,293

7. OTHER

The Fund's Adviser made a voluntary contribution to the Fund of $21,344 for losses on investments inadvertently purchased by the Fund.

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets	Country	Percentage of Net Assets
Japan	20.2%	Luxembourg	1.4%
United Kingdom	18.8%	Australia	1.2%
France	12.4%	Portugal	1.0%
Germany	6.0%	Canada	1.0%
Netherlands	5.9%	Czech Republic	1.0%
Switzerland	4.3%	Papua New Guinea	1.0%
Italy	3.0%	Guernsey	0.9%
South Korea	3.0%	Mexico	0.9%
Israel	2.3%	China	0.8%
Finland	2.3%	Russia	0.8%
Singapore	2.2%	Taiwan	0.8%
Hong Kong	2.1%	Thailand	0.7%
South Africa	1.8%	Indonesia	0.1%
Spain	1.5%	Brazil	0.0%[1]

1 Represents less than 0.01%.

9. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2003, there were no outstanding loans. During the year ended November 30, 2003, the maximum outstanding borrowing was $3,018,000. The Fund had an average outstanding daily balance of $1,291,959 with a high and low interest rate of 1.94% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled to $2,784 for the year ended November 30, 2003.

10. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in those lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Capital Appreciation Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Capital Appreciation Fund of Federated World Investment Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN Began serving: January 1994

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated International Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

G02270-01 (1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated International High Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

8TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.09	$7.22	$7.01	$7.71	$7.99
Income From Investment Operations:
Net investment income	0.71	0.80 [1,2]	0.82	0.78	0.93 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.43	(0.17)[2]	0.21	(0.70)	(0.37)

TOTAL FROM INVESTMENT OPERATIONS	2.14	0.63	1.03	0.08	0.56

Less Distributions:
Distributions from net investment income	(0.67)	(0.76)	(0.80)	(0.35)	(0.78)
Distributions from paid in capital[3]	--	--	(0.02)	(0.43)	(0.06)

TOTAL DISTRIBUTIONS	(0.67)	(0.76)	(0.82)	(0.78)	(0.84)

Net Asset Value, End of Period	$8.56	$7.09	$7.22	$7.01	$7.71

Total Return[4]	31.27%	9.06%	15.33%	0.84%	7.55%

Ratios to Average Net Assets:

Expenses	1.16%	1.16%	1.16%	1.10%	0.96%

Net investment income	8.37%	11.07%[2]	12.16%	10.55%	12.09%

Expense waiver/reimbursement[5]	0.31%	0.44%	0.61%	0.78%	0.79%

Supplemental Data:

Net assets, end of period (000 omitted)	$70,690	$75,452	$31,346	$18,170	$17,793

Portfolio turnover	108%	120%	161%	236%	87%

1 Per share information is based on the average number of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 10.52% to 11.07%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.09	$7.22	$7.01	$7.71	$7.99
Income From Investment Operations:
Net investment income	0.66	0.75 [1,2]	0.76	0.73	0.88 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.42	(0.17)[2]	0.22	(0.71)	(0.38)

TOTAL FROM INVESTMENT OPERATIONS	2.08	0.58	0.98	0.02	0.50

Less Distributions:
Distributions from net investment income	(0.61)	(0.71)	(0.75)	(0.32)	(0.72)
Distributions from paid in capital[3]	--	--	(0.02)	(0.40)	(0.06)

TOTAL DISTRIBUTIONS	(0.61)	(0.71)	(0.77)	(0.72)	(0.78)

Net Asset Value, End of Period	$8.56	$7.09	$7.22	$7.01	$7.71

Total Return[4]	30.28%	8.26%	14.48%	0.07%	6.73%

Ratios to Average Net Assets:

Expenses	1.91%	1.91%	1.91%	1.85%	1.71%

Net investment income	7.62%	10.34%[2]	11.36%	9.75%	11.34%

Expense waiver/reimbursement[5]	0.31%	0.44%	0.61%	0.78%	0.79%

Supplemental Data:

Net assets, end of period (000 omitted)	$77,473	$60,477	$54,552	$57,171	$71,881

Portfolio turnover	108%	120%	161%	236%	87%

1 Per share information is based on the average number of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.09	$7.22	$7.01	$7.71	$7.99
Income From Investment Operations:
Net investment income	0.67	0.75 [1,2]	0.75	0.72	0.88 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.40	(0.17)[2]	0.23	(0.70)	(0.38)

TOTAL FROM INVESTMENT OPERATIONS	2.07	0.58	0.98	0.02	0.50

Less Distributions:
Distributions from net investment income	(0.61)	(0.71)	(0.75)	(0.32)	(0.72)
Distributions from paid in capital[3]	--	--	(0.02)	(0.40)	(0.06)

TOTAL DISTRIBUTIONS	(0.61)	(0.71)	(0.77)	(0.72)	(0.78)

Net Asset Value, End of Period	$8.55	$7.09	$7.22	$7.01	$7.71

Total Return[4]	30.17%	8.26%	14.47%	0.07%	6.73%

Ratios to Average Net Assets:

Expenses	1.91%	1.91%	1.91%	1.85%	1.71%

Net investment income	7.62%	10.34%[2]	11.36%	9.75%	11.34%

Expense waiver/reimbursement[5]	0.31%	0.44%	0.61%	0.78%	0.79%

Supplemental Data:

Net assets, end of period (000 omitted)	$15,260	$9,656	$6,479	$5,461	$6,246

Portfolio turnover	108%	120%	161%	236%	87%

1 Per share information is based on the average number of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

From December 1, 2002, through November 30, 2003, Federated International High Income Fund's total returns, based on net asset value, were 31.27% for Class A Shares, 30.28% for Class B Shares, and 30.17% for Class C Shares.1 The fund outperformed its Lipper peer group, the Emerging Markets Debt Funds category, which returned 31.12% for the period,2 while the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG), the fund's benchmark, returned 25.83%.3

Early in the reporting period, the fund benefited from its overweighted exposure to Russia, Brazil, South Africa, and Turkey. Corporate credits delivered mixed performance, with positive contributions from European high-yield credits offset by the disappointing performance of Latin American corporate debt.

The fund began 2003 with increased exposure to Brazil, Colombia and Peru, which had positive results. Overconfidence in Turkey's new government, though, proved to have a slightly negative impact on the fund's performance. Overall, the growing global demand for higher yielding securities helped later in the reporting period to lift the fund's corporate credits in Mexico, Brazil, and the European market.

As of November 30, 2003, the fund paid an income stream of $0.669 per share for Class A Shares, $0.609 for Class B Shares and $0.611 for Class C Shares. The fund's 30-day SEC yield as of November 30, 2003, based on net asset value, was 6.95% for Class A Shares, 6.19% for Class B Shares and 6.19% for Class C Shares.4

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price (i.e., less any applicable sales charge) for Class A, Class B, and Class C shares were 25.43%, 24.78%, and 27.91%. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. They do not reflect sales charges.

3 The JPM-EMBIG is a total return, unmanaged, trade-weighted index for U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The JPM-EMBIG tracks total return for issuers in 33 countries. Investments cannot be made in an index.

4 The fund's 30-day SEC yields as of November 30, 2003 based on offering price were 6.64% for Class A Shares, 6.19% for Class B Shares and 6.13% for Class C Shares.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International High Income Fund (Class A Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2003 compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	25.43%
5 Years	11.53%
Start of Performance (10/2/1996)	8.03%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International High Income Fund (Class B Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2003 compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	24.78%
5 Years	11.31%
Start of Performance (10/2/1996)	7.81%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International High Income Fund (Class C Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2003 compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	27.91%
5 Years	11.33%
Start of Performance (10/2/1996)	7.65%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Portfolio of Investments

November 30, 2003

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--1.4%
		Telecommunications & Cellular--1.4%
962,147	[1]	Jazztel PLC	$346,300
1,967,799	[1]	Netia Holdings SA	1,902,206

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,482,265)	2,248,506

		CORPORATE BONDS--23.8%
		Air Transportation--1.3%
1,618,000		CHC Helicopter Corp., Company Guarantee, 11.75%, 7/15/2007	2,115,903

		Brewery--1.5%
2,500,000		Bavaria, Sr. Note, Series 144A, 8.875%, 11/1/2010	2,488,275

		Broadcast Radio & TV--1.6%
2,500,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,603,125

		Building Materials-- 0.7%
1,000,000	[2]	Focus Wickes Finance PLC, Bond, Series 144A, 9.25%, 7/28/2011	1,151,760

		Cable & Wireless Television--1.3%
480,000		Innova S de R.L., Note, Series 144A, 9.375%, 9/19/2013	493,800
528,000		Innova S de R.L., Sr. Note, 12.875%, 4/1/2007	541,200
2,500,000		Satelites Mexicanos SA, Sr. Note, Series B, 10.125%, 11/1/2004	1,137,500

		TOTAL	2,172,500

		Chemicals & Plastics--0.8%
1,300,000		Trikem SA, Sr. Note, Series REGS, 10.625%, 7/24/2007	1,273,623

		Container & Glass Products--1.6%
790,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	766,300
1,900,000		Vitro SA de CV, Note, Series 144A, 11.75%, 11/1/2013	1,838,782

		TOTAL	2,605,082

		Oil & Gas--4.4%
2,500,000		Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012	2,556,250
1,750,000		Gazprom, Note, Series 144A, 9.625%, 3/1/2013	1,905,313
3,000,000	[2]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	2,685,000

		TOTAL	7,146,563

Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds--continued
		Paper Products--1.1%
1,000,000	[1]	Corporacion Durango SA de CV, Sr. Note, 13.125%, 8/1/2006	$582,500
2,000,000	[1]	Corporacion Durango SA de CV, Sr. Note, Series 144A, 13.75%, 7/15/2009	1,165,000

		TOTAL	1,747,500

		Printing & Publishing--0.7%
975,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,150,500

		Rail Industry--1.3%
2,000,000		Transportacion Ferroviaria Mexicana SA de CV, Company Guarantee, 11.75%, 6/15/2009	2,045,000

		Retailers--1.7%
2,600,000		Grupo Elektra SA de CV, Sr. Note, 12.00%, 4/1/2008	2,821,000

		Telecommunications & Cellular--4.6%
2,000,000		Cellco Finance NV, Sr. Note, 12.75%, 8/1/2005	2,195,000
175,503		Jazztel PLC, 12.00%, 10/30/2012	109,015
2,000,000		Partner Communications, Sr. Sub. Note, 13.00%, 8/15/2010	2,370,000
500,000		Partner Communications, Sr. Sub. Note, Series INTL, 13.00%, 8/15/2010	587,500
2,000,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	2,210,000

		TOTAL	7,471,515

		Utilities--1.2%
1,900,000		CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008	2,028,250

		TOTAL CORPORATE BONDS (IDENTIFIED COST $38,491,385)	38,820,596

		SOVEREIGN GOVERNMENTS--62.2%
5,600,000		Brazil, Government of, Bond, 10.125%, 5/15/2027	5,591,600
7,100,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	8,165,000
800,000		Brazil, Government of, Note, 9.25%, 10/22/2010	830,000
6,403,332		Brazil, Government of, C Bond, 8.00%, 4/15/2014	6,163,207
1,050,000		Brazil, Government of, Note, 11.00%, 1/11/2012	1,176,000
6,000,000		Brazil, Government of, Note, 12.00%, 4/15/2010	7,014,000
4,200,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	4,336,500
1,700,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	1,990,870
1,230,000		Colombia, Government of, Note, 10.00%, 1/23/2012	1,306,875
700,000		Colombia, Government of, Note, 10.50%, 7/9/2010	775,250
2,700,000		Colombia, Government of, Unsub., 11.375%, 1/31/2008	3,626,586
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,233,000
48,600,000		Mexico, Government of, Bond, 9.00%, 12/20/2012	4,384,491
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		SOVEREIGN GOVERNMENTS--continued
3,000,000		Mexico, Government of, Note, 8.125%, 12/30/2019	$3,315,750
3,200,000		Mexico, Government of, Note, 8.375%, 1/14/2011	3,771,200
3,450,000		Peru, Government of, Note, 9.875%, 2/6/2015	4,036,500
1,250,000		Philippines, Government of, Bond, 9.875%, 1/15/2019	1,251,563
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,324,750
1,725,000		Philippines, Government of, Note, 10.625%, 3/16/2025	1,802,625
4,400,000		Russia, Government of, 8.25%, 3/31/2010	4,918,540
4,900,000		Russia, Government of, 10.00%, 6/26/2007	5,755,540
10,800,000	[2]	Russia, Government of, Unsub., 5.00%, 3/31/2030	10,118,520
2,550,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	4,003,500
900,000		South Africa, Government of, Note, 8.50%, 6/23/2017	1,083,375
1,600,000		Turkey, Government of, Note, 9.50%, 1/15/2014	1,756,000
3,350,000		Turkey, Government of, Note, 11.00%, 1/14/2013	4,003,250
1,460,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	1,863,325
718,674		Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007	802,220
3,900,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	3,256,500
880,000		Venezuela, Government of, Note, Series 144A, 10.75%, 9/19/2013	869,000
1,500,000		Venezuela, Government of, Unsub., 5.375%, 8/7/2010	1,155,000

		TOTAL SOVEREIGN GOVERNMENTS (IDENTIFIED COST $92,069,689)	101,680,537

		PURCHASED PUT OPTIONS--0.2%
14,530,638	[2]	Deutsche Brazil C Put, expiration date 1/28/2004	65,388
12,500,000	[2]	Deutsche Russia 30 Put, expiration date 2/18/2004	262,500

		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $659,205)	327,888

		MUTUAL FUNDS--10.2%[3]
744,099		Emerging Markets Fixed Income Core Fund	10,708,285
6,018,854		Prime Value Obligations Fund, IS Shares	6,018,854

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $14,784,987)	16,727,139

		TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $147,487,531)[4]	159,804,666

		OTHER ASSETS AND LIABILITIES -- NET--2.2%	3,618,503

		TOTAL NET ASSETS--100%	$163,423,169

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2003, these securities amounted to $14,283,168 which represents 8.7% of total net assets.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $147,467,778.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $16,727,139 of investments in affiliated issuers (Note 6) (identified cost $147,487,531)		$159,804,666
Cash denominated in foreign currencies (identified cost $597,496)		621,924
Cash		175,000
Income receivable		3,618,187
Receivable for investments sold		150,000
Receivable for shares sold		365,494

TOTAL ASSETS		164,735,271

Liabilities:
Payable for investments purchased	$325,000
Payable for shares redeemed	355,819
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	20,946
Payable for portfolio accounting fees (Note 6)	7,332
Payable for distribution services fee (Note 6)	56,947
Payable for shareholder services fee (Note 6)	33,417
Income distribution payable	458,649
Accrued expenses	53,992

TOTAL LIABILITIES		1,312,102

Net assets for 19,096,435 shares outstanding		$163,423,169

Net Assets Consist of:
Paid in capital		$155,960,161
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		12,359,546
Accumulated net realized loss on investments and foreign currency transactions		(5,780,056)
Undistributed net investment income		883,518

TOTAL NET ASSETS		$163,423,169

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($70,690,453 ÷ 8,261,884 shares outstanding)		$8.56

Offering price per share (100/95.50 of $8.56)[1]		$8.96

Redemption proceeds per share		$8.56

Class B Shares:
Net asset value per share ($77,473,158 ÷ 9,050,666 shares outstanding)		$8.56

Offering price per share		$8.56

Redemption proceeds per share (94.50/100 of $8.56)[1]		$8.09

Class C Shares:
Net asset value per share ($15,259,558 ÷ 1,783,885 shares outstanding)		$8.55

Offering price per share (100/99.00 of $8.55)[1]		$8.64

Redemption proceeds per share (99.00/100 of $8.55)[1]		$8.46

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Interest			$14,509,523
Dividends (received from affiliated issuers) (Note 6)			69,864
Income allocated from partnership (Note 6)			1,615,992

TOTAL INCOME			16,195,379

Expenses:
Investment adviser fee (Note 6)		$1,441,716
Administrative personnel and services fee (Note 6)		188,565
Custodian fees		69,635
Transfer and dividend disbursing agent fees and expenses (Note 6)		148,663
Directors'/Trustees' fees		1,856
Auditing fees		18,070
Legal fees		8,041
Portfolio accounting fees (Note 6)		81,975
Distribution services fee--Class B Shares (Note 6)		542,955
Distribution services fee--Class C Shares (Note 6)		104,190
Shareholder services fee--Class A Shares (Note 6)		208,319
Shareholder services fee--Class B Shares (Note 6)		180,985
Shareholder services fee--Class C Shares (Note 6)		34,730
Share registration costs		45,904
Printing and postage		45,137
Insurance premiums		8,224
Taxes		8,857
Interest expense		11,464
Miscellaneous		3,634

TOTAL EXPENSES BEFORE ALLOCATION		3,152,920

Expenses allocated from partnership		9,799

TOTAL EXPENSES		3,162,719

Waivers and Reimbursement (Note 6):
Waiver/Reimbursement of investment adviser fee	$(523,323)
Waiver of administrative personnel and services fee	(3,565)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,057)

TOTAL WAIVERS AND REIMBURSEMENT		(529,945)

Net expenses			2,632,774

Net investment income			13,562,605

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $3,622,616 on sales of investments in affiliated issuers) (Note 6)			11,486,621
Net realized gain allocated from partnership			886,089
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			19,121,215

Net realized and unrealized gain on investments, options and foreign currency transactions			31,493,925

Change in net assets resulting from operations			$45,056,530

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,562,605	$11,679,235
Net realized gain on investments including allocation from partnership, options and foreign currency transactions	12,372,710	3,230,946
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	19,121,215	(6,062,660)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,056,530	8,847,521

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,921,396)	(4,668,812)
Class B Shares	(5,485,385)	(5,668,741)
Class C Shares	(1,044,067)	(806,636)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,450,848)	(11,144,189)

Share Transactions:
Proceeds from sale of shares	231,488,573	141,404,668
Net asset value of shares issued to shareholders in payment of distributions declared	6,953,515	4,710,130
Cost of shares redeemed	(252,209,240)	(90,609,808)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,767,152)	55,504,990

Change in net assets	17,838,530	53,208,322

Net Assets:
Beginning of period	145,584,639	92,376,317

End of period (including undistributed (distributions in excess of) net investment income of $883,518 and $(645,697), respectively)	$163,423,169	$145,584,639

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Federated Core Trust II, L.P. (the "Core Trust II"). The Core Trust II is a limited partnership established under the laws of the State of Delaware on November 13, 2000, registered under the Act, and offered only to the registered investment companies and other accredited investors. The Fund may invest in emerging market fixed income securities primarily by investing in the Emerging Markets Fixed Income Core Fund (a portfolio of Core Trust II), which is managed independently by Federated Global Investment Management Corp., the Fund's Adviser. The investment objective of the Emerging Markets Fixed Income Core Fund is to achieve total return on assets and high levels of income. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from Emerging Markets Fixed Income Core Fund. Distributions of the Emerging Markets Fixed Income Core Fund will represent a nontaxable return of capital up to the amount of the Fund's adjusted tax basis investment in Emerging Markets Fixed Income Core Fund. Emerging Markets Fixed Income Core Fund does not currently intend to declare and pay distributions to the Fund.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended November 30, 2003, the Fund had no realized gain (loss) on written options.

At November 30, 2003, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies ("the Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

	As of 12/1/2001			For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$308,148	$308,148	$606,740	$(792,757)	$186,017

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

4. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	23,592,220	$188,566,324	15,573,000	$113,538,981
Shares issued to shareholders in payment of distributions declared	589,205	4,701,466	376,860	2,718,262
Shares redeemed	(26,568,499)	(213,874,376)	(9,644,146)	(71,274,041)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,387,074)	$(20,606,586)	6,305,714	$44,983,202

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,812,318	$22,305,306	2,517,753	$18,372,736
Shares issued to shareholders in payment of distributions declared	218,389	1,747,244	228,824	1,655,350
Shares redeemed	(2,511,436)	(20,230,827)	(1,773,536)	(12,849,837)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	519,271	$3,821,723	973,041	$7,178,249

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,576,481	$20,616,943	1,314,794	$9,492,951
Shares issued to shareholders in payment of distributions declared	62,424	504,805	46,361	336,518
Shares redeemed	(2,217,776)	(18,104,037)	(895,971)	(6,485,930)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	421,129	$3,017,711	465,184	$3,343,539

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,446,674)	$(13,767,152)	7,743,939	$55,504,990

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency, reversal of income from Emerging Markets Fixed Income Fund partnership and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-in Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$184,145	$1,417,458	$(1,601,603)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$13,450,848	$11,144,189

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 2,642,557

Net unrealized appreciation	$12,379,299

Capital loss carryforward	$ 3,778,466

The difference between book-basis and tax-basis net unrealized appreciation is attributable in part to differing treatments for deferral of losses from wash sales, defaulted bonds and discount accretion/premium amortization on debt securities.

At November 30, 2003, the cost of investments for federal tax purposes was $147,467,778. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $12,336,888. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $16,303,975 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,967,087.

At November 30, 2003, the Fund had a capital loss carryforward of $3,778,466 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and are listed below:

Emerging Markets Fixed Income Core Fund	$ 1,615,992

Prime Value Obligations Fund	$ 69,864

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003 the fees paid to FAS and FServ were $15,339 and $169,661, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the year ended November 30, 2003.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $25,055 in sales charges from the sale of Class A Shares. FSC also retained $24,921 of contingent deferred sales charges relating to redemptions of Class A Shares and $21,281 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003 were as follows:

Purchases	$170,733,235

Sales	$192,344,709

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
Brazil	22.4%
Russia	16.5%
Mexico	15.6%
Turkey	6.0%
Colombia	5.0%
Venezuela	4.9%
Philippines	4.0%
Peru	2.5%
Israel	1.8%
Netherlands	1.6%
United Kingdom	1.4%
Canada	1.3%
Bulgaria	1.2%
Poland	1.2%
El Salvador	0.7%
South Africa	0.7%
Ukraine SSR	0.5%
Spain	0.3%

9. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2003, there were no outstanding loans. During the year ended November 30, 2003, the maximum outstanding borrowing was $24,790,000. The Fund had an average outstanding daily balance of $6,486,000 with a high and low interest rate of 1.50% and 1.94%, respectively, representing only the days the LOC was utilized. Interest expense totaled $11,464 for the year ended November 30, 2003.

10. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL HIGH INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International High Income Fund (the "Fund) (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International High Income Fund of Federated World Investment Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN Began serving: January 1994	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated International High Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01949-01 (1/04)

[Logo of Federated Investors]

Federated International
Small Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

8TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG, LLP INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$15.27	$17.53	$25.00	$35.17	$17.56
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.08)[1]	(0.09)[1]	(0.27)[1]	(0.26)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.25	(2.18)	(7.38)	(6.29)	18.15

TOTAL FROM INVESTMENT OPERATIONS	6.23	(2.26)	(7.47)	(6.56)	17.89

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--	--	(3.61)	(0.28)

Net Asset Value, End of Period	$21.50	$15.27	$17.53	$25.00	$35.17

Total Return[2]	40.80%	(12.89)%	(29.88)%	(21.40)%	103.45%

Ratios to Average Net Assets:
Expenses	1.99%[3]	2.07%[3]	1.97%	1.79%	2.03%

Net investment income (loss)	(0.10)%	(0.49)%	(0.42)%	(0.79)%	(1.05)%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$215,691	$169,829	$251,667	$517,259	$506,117

Portfolio turnover	76%	101%	166%	254%	321%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.99% and 2.07% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$14.48	$16.75	$24.06	$34.21	$17.20
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.20)[1]	(0.24)[1]	(0.51)[1]	(0.41)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.90	(2.07)	(7.07)	(6.03)	17.70

TOTAL FROM INVESTMENT OPERATIONS	5.76	(2.27)	(7.31)	(6.54)	17.29

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--	--	(3.61)	(0.28)

Net Asset Value, End of Period	$20.24	$14.48	$16.75	$24.06	$34.21

Total Return[2]	39.78%	(13.55)%	(30.38)%	(22.00)%	102.11%

Ratios to Average Net Assets:
Expenses	2.74%[3]	2.82%[3]	2.72%	2.54%	2.78%

Net investment income (loss)	(0.85)%	(1.24)%	(1.17)%	(1.55)%	(1.80)%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	--	--	--

Supplemental Data:
Net assets, end of period (000 omitted)	$172,274	$151,312	$227,604	$434,724	$462,524

Portfolio turnover	76%	101%	166%	254%	321%

1 Per share information is based average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.74% and 2.82% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2003	2002		2001	2000	1999
Net Asset Value, Beginning of Period	$14.47	$16.73		$24.04	$34.19	$17.19
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.20)[1]		(0.24)[1]	(0.51)[1]	(0.42)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.88	(2.06)		(7.07)	(6.03)	17.70

TOTAL FROM INVESTMENT OPERATIONS	5.74	(2.26)		(7.31)	(6.54)	17.28

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--		--	(3.61)	(0.28)

Net Asset Value, End of Period	$20.21	$14.47		$16.73	$24.04	$34.19

Total Return[2]	39.67%	(13.51)%		(30.41)%	(22.01)%	102.11%

Ratios to Average Net Assets:
Expenses	2.74%[3]	2.82%[3]		2.72%	2.54%	2.78%

Net investment income (loss)	(0.85)%	(1.24)%		(1.17)%	(1.55)%	(1.80)%

Expense waiver/reimbursement[4]	0.00%[5]	0.00	%5	--	--	--

Supplemental Data:
Net assets, end of period (000 omitted)	$52,189	$44,432		$69,623	$144,282	$144,234

Portfolio turnover	76%	101%		166%	254%	321%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

The expense ratios are 2.74% and 2.82% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

FUND PERFORMANCE

For the fiscal year ended November 30, 2003, the Federated International Small Company Fund produced total returns, based on net asset value, of 40.80%, 39.78% and 39.67% for Class A, Class B and Class C shares respectively.1 The fund's performance underperformed the 46.9% return of the small-cap international market as represented by the fund's benchmark, the Morgan Stanley Capital International World ex-US Small Cap Index (MSCI-WSC)2 in U.S. dollar terms.

International small-cap stocks had better performance than large-cap stocks in the U.S. and abroad. In comparison, the Standard & Poor's 500 Index (S&P 500)3 was up 13.0%, and the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE)4 was up 21.3%. Additionally, pockets of strong economies and markets like Australia and Canada clearly benefited small-cap over large-cap stocks.

The fund's fiscal year started with disappointing news from large holdings in the fund. Tandberg ASA, DeLonghi , and Wavecom each made adverse statements in December 2002 that contradicted previously made statements. These investments were promptly sold in December, yet their price declines mark them as the worst performers for the year.

On a very positive note, strong performers for the reporting period include Research in Motion of Canada up 199%, DePfa Bank of Ireland up 176%, and Angiotech Pharmaceuticals of Canada up 165%. Additionally, these strong performers were in our top ten holdings, which helped the fund achieve its performance for the year.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B and Class C shares were 33.04%, 34.28% and 37.25%, respectively. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

2 The MSCI-WSC is an unmanaged index that reflects the stock markets of 22 countries including Europe, Canada, Australia, New Zealand and the Far East, comprising approximately 1,482 securities, with values expressed in U.S. dollars. Investments cannot be made in an index.

3 S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

4 The MSCI--EAFE is a standard, unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International. MSCI-EAFE returns are denominated in U.S. dollars. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Small Company Fund (Class A Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	33.04%
5 Years	5.38%
Start of Performance (2/28/1996)	11.23%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WSC has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-WSC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Small Company Fund (Class B Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	34.28%
5 Years	5.49%
Start of Performance (2/28/1996)	11.22%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WSC has not been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-WSC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Small Company Fund (Class C Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC).2

Average Annual Total Return[3] for the Period Ended 11/30/2003
1 Year	37.25%
5 Years	5.58%
Start of Performance (2/28/1996)	11.05%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WSC has not been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-WSC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

NOVEMBER 30, 2003

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.7%
		Automobiles & Components--5.2%
364,000		Calsonic Kansei Corp.	$2,526,046
504,000		Hino Motors Ltd.	2,982,166
57,400		Magna International, Inc., Class A	4,380,497
843,300		Pacifica Group Ltd.	2,900,711
242,000		Showa Corp.	2,189,855
151,500		Stanley Electric Co., Ltd.	2,877,414
312,700		Tata Motors Ltd.	2,793,599
82,300		Toyoda Gosei Co., Ltd.	2,352,180

		TOTAL	23,002,468

		Banks--1.7%
438,400		Anglo Irish Bank Corp. PLC	5,959,245
139,000		Northern Rock PLC	1,642,138

		TOTAL	7,601,383

		Capital Goods--11.8%
403,000		Central Glass Co. Ltd.	2,421,349
598,000	[1]	Chiyoda Corp.	3,385,473
1,350,000		Citic Pacific Ltd.	3,129,930
183,600	[1]	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,611,838
985,000		Gamuda BHD	1,814,473
65,504		Grupo Ferrovial, SA	1,980,428
1,516,000		Ishikawajima-Harima Heavy Industries Co., Ltd.	1,827,256
280,000		JGC Corp.	2,214,126
894,000		Keppel Corp. Ltd.	2,878,600
603,000		Komatsu Ltd.	3,435,804
348,000		Koyo Seiko Co.	3,225,311
516,000		Kyowa Exeo Corp.	2,671,525
134,500	[1]	Masonite International Corp.	3,274,242
704,000		Nachi-Fujikoshi Corp.	1,517,088
303,000		Nippon Thompson Co., Ltd.	2,008,657
383,000		Ntn Corp.	1,745,121
285,000		OSG Corp.	2,079,304
1,500,000		Road Builder (M) Holdings Berhad	1,460,527
100,400		SNC-Lavalin Group, Inc.	3,715,710
103,778	[1]	Singulus Technologies AG	2,218,727
116,900		THK Co., Ltd.	2,353,691

		TOTAL	51,969,180

		Commercial Services & Supplies--2.1%
278,400		Capita Group PLC	$1,198,616
700		Fullcast Co., Ltd.	2,301,055
735,800		Serco Group PLC	2,233,363
221,700		Vedior NV	3,359,385

		TOTAL	9,092,419

		Consumer Durables & Apparel--4.1%
80,700		Bandai Co. Ltd.	1,827,476
819,000		Hitachi Koki Co.	3,507,382
167,700		Merloni Elettrodomestici SpA	3,126,618
1,243,000		Mfi Furniture Group	3,018,289
20,325		Puma AG Rudolf Dassler Sport	3,206,617
14,520		Swatch Group AG, Class B	1,667,059
650,000		Techtronic Industries Co.	1,783,287

		TOTAL	18,136,728

		Diversified Financials--9.2%
237,800		Aktiv Kapital ASA	2,162,294
280,000		C.I. Fund Management, Inc.	3,397,341
632,500		Cattles PLC	3,485,628
210,000		Close Brothers Group PLC	2,495,393
76,120		DePfa Bank PLC	8,739,800
121,800		Euronext NV	2,921,130
90,860		ICAP PLC	2,112,405
124,600		Intermediate Capital Group PLC	2,392,564
2,000,000		Kiatnakin Finance Public Co. Ltd.	2,279,272
187,066		Man (ED&F) Group PLC	4,597,158
333,000		Mitsubishi Securities Co., Ltd.	3,542,392
2,000,000		Siam Panich Leasing Public Co. Ltd.	2,103,944

		TOTAL	40,229,321

		Energy--3.5%
66,050		Canadian Natural Resources Ltd.	2,940,364
115,900		Ensign Resource Service Group, Inc.	1,710,022
58,700		IHC Caland NV	2,746,588
398,500		Saipem SpA	2,930,755
212,300		Showa Shell Sekiyu K.K.	1,632,257
477,000		Teikoku Oil Co.	2,116,806
489,919		Wood Group (John) PLC	1,263,460

		TOTAL	15,340,252

		Food Beverage & Tobacco--1.9%
92,770		Campari Group	$4,075,836
186,000		IAWS Group PLC	2,086,485
88,900		Molson Cos. Ltd., Class A	2,364,271

		TOTAL	8,526,592

		Healthcare Equipment & Services--4.1%
73,704		Celesio AG	3,354,897
21,790		Coloplast A.S., Class B	1,847,920
152,580	[1]	Elekta AB, Class B	2,870,857
71,780		Essilor International SA	3,581,650
465,488		Getinge AB, Class B	4,379,177
196,400		Torex PLC	1,995,557

		TOTAL	18,030,058

		Hotels, Restaurants & Leisure--3.9%
327,827		Enterprise Inns PLC	5,281,523
215,200		Greek Organization of Football Prognostics	2,762,592
120,000		Lottomatica SpA	2,401,420
1,638		Round One Corp.	2,961,458
575,140		William Hill PLC	3,872,763

		TOTAL	17,279,756

		Insurance--0.6%
86,500		Industrial Alliance Life Insurance Co.	2,843,215

		Materials--7.7%
321,831		Amcor Ltd.	1,925,026
71,000		Arisawa Manufacturing Co., Ltd.	2,684,016
513,300	[1]	Bema Gold Corp.	2,136,689
11,900		Boehler-Uddeholm AG	769,960
136,300	[1]	Canico Resource Corp.	1,565,519
11,300		Imerys SA	2,236,934
333,500		INI Steel Corp.	2,621,833
132,000		Japan Synth Rubber	2,862,621
476,200	[1]	Lihir Gold Ltd.	541,400
4,467,000		New Toyo International Holdings Ltd.	1,736,368
159,905		Novozymes A/S, Class B	5,594,510
250,000		Okura Industrial Co., Ltd.	1,821,668
535,000	[1]	Pacific Metals Co., Ltd.	2,134,821
153,500		Placer Dome, Inc.	2,786,025
35,300		Umicore	2,358,961

		TOTAL	33,776,351

		Media--4.8%
171,400		Cinram International, Inc.	$3,607,030
361,100		Eniro AB	3,229,661
680,602		HIT Entertainment PLC	3,138,291
777,957	[1]	Impresa-Sociedade Gestora de Participacoes SA	3,248,071
189,162	[1]	JC Decaux SA	2,938,965
254,460		Mondadori (Arnoldo) Editore SpA	2,112,595
740,300		RCS MediaGroup SpA.	2,700,051

		TOTAL	20,974,664

		Pharmaceuticals & Biotechnology--4.0%
36,850	[1]	Actelion Ltd.	3,531,607
100,000	[1]	Angiotech Pharmaceuticals, Inc.	5,049,143
132,400	[1]	Ranbaxy Laboratories Ltd.	2,956,654
130,000		Recordati SpA	2,501,719
63,953		Stada Arzneimittel AG	3,774,999

		TOTAL	17,814,122

		Real Estate--0.5%
7,500,000		Amata Corp. Public Co. Ltd.	2,348,153

		Retailing--6.4%
94,400		Aoyama Trading Co., Ltd.	1,805,853
40,600		Don Quijote Co., Ltd.	1,998,210
1,603,000		Esprit Holdings Ltd.	5,120,514
51,700		Fast Retailing Co., Ltd.	3,049,646
76,000		Germanos SA	1,799,913
580,100	[1]	Lastminute.com PLC	2,697,350
44,800		Medion AG	1,745,761
73,300		Ryohin Keikaku Co., Ltd.	2,188,659
2,458,500		Signet Group PLC	4,265,657
849,360	[1]	The Carphone Warehouse PLC	1,960,050
49,300		Yamada Denki Co., Ltd.	1,463,042

		TOTAL	28,094,655

		Semiconductors & Semiconductor Equipment--2.4%
146,300	[1]	ASM International NV	2,773,270
500,000		ASM Pacific Technology Ltd.	1,957,817
98,500	[1]	ATI Technologies, Inc.	1,523,153
38,400		Disco Corp.	2,005,643
54,100	[1]	Micronas Semiconductor Holding AG	2,471,946

		TOTAL	10,731,829

		Software & Services--6.9%
149,700	[1]	Amdocs Ltd.	$3,745,494
141,875	[1]	Check Point Software Technologies Ltd.	2,505,513
98,800		Dassault Systemes SA	4,413,069
425		Faith, Inc.	3,364,608
152,100		Fuji Soft ABC, Inc.	4,222,106
70,500		Hitachi Software Engineering Co., Ltd.	1,899,055
210,100		Indra Sistemas SA	2,533,278
19,200	[1]	NHN Corp.	2,181,873
380		Net One Systems Co., Ltd.	2,675,250
156,800	[1]	Open Text Corp.	2,933,728

		TOTAL	30,473,974

		Technology Hardware & Equipment--7.7%
654,750	[1]	Asustek Computer, Inc.	1,457,131
157,000		Brother Industries Ltd.	1,373,383
156,200	[1]	Celestica, Inc.	2,386,736
363,000		Dainippon Screen Manufacturing Co., Ltd.	2,505,848
125,600	[1]	High Tech Computer Corp., GDR	1,862,648
199,300		Hosiden Corp.	2,327,578
42,025	[1]	Logitech International SA	1,822,575
589,000		Magnecomp International Ltd.	304,128
84,950	[1]	Neopost SA	4,280,588
129,300	[1]	Research in Motion Ltd.	5,897,373
2,034,000		TPV Technology Ltd.	1,100,343
2,245	[1]	UMC Japan	2,664,932
247,000		Venture Corp. Ltd.	2,708,381
485,000		Yaskawa Electric Corp.	3,069,032

		TOTAL	33,760,676

		Telecommunication Services--1.7%
712,100	[1]	Hanaro Telecom, Inc.	2,239,290
1,344,900	[1]	Versatel Telecom International NV	2,743,025
38,320	[1]	e.Biscom	2,528,593

		TOTAL	7,510,908

		Transportation--5.3%
99,900		CP Ships Ltd.	1,876,711
321,370		FirstGroup PLC	1,494,307
193,400	[1]	Golar LNG Ltd.	2,311,667
902,000		Kawasaki Kisen Kaisha Ltd.	3,500,433
17,550		Kuehne & Nagel International AG	2,065,905
		Transportation--continued
749,000		Mitsui OSK Lines, Ltd.	$3,043,465
2,098,000	[1]	Neptune Orient Lines Ltd.	2,580,431
319,100		Patrick Corp. Ltd.	3,348,296
471,000		Toll Holdings Ltd.	2,905,956

		TOTAL	23,127,171

		Utilities--1.2%
976,300	[1]	International Power PLC	1,908,313
145,250	[1]	Public Power Corp.	3,300,554

		TOTAL	5,208,867

		TOTAL COMMON STOCKS (IDENTIFIED COST $308,009,891)	425,872,742

		PREFERRED STOCK--0.6%
		Capital Goods--0.6%
37,000		Krones AG, Pfd., $1.10 Annual Dividend (Identified Cost $1,320,510)	2,574,663

		MUTUAL FUND--1.2%
5,242,414	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	5,242,414

		TOTAL INVESTMENTS--98.5% (IDENTIFIED COST $314,572,815)[3]	433,689,819

		OTHER ASSETS AND LIABILITIES--NET--1.5%	6,464,625

		TOTAL NET ASSETS--100%	$440,154,444

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes is $316,931,593.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronym is used throughout this portfolio:

GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value, including $5,242,414 of investments in affiliated issuers (Note 5) (identified cost $314,572,815)		$433,689,819
Cash denominated in foreign currencies (identified cost $2,720,124)		2,697,165
Income receivable		823,370
Receivable for investments sold		7,908,632
Receivable for shares sold		385,007
Prepaid expenses		222,417

TOTAL ASSETS		445,726,410

Liabilities:
Payable for investments purchased	$3,876,738
Payable for shares redeemed	624,405
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	200,443
Payable for portfolio accounting fees (Note 5)	11,178
Payable for distribution services fee (Note 5)	183,189
Payable for shareholder services fee (Note 5)	46,116
Net payable for foreign currency exchange contracts	17,150
Accrued expenses	612,747

TOTAL LIABILITIES		5,571,966

Net assets for 21,129,482 shares outstanding		$440,154,444

Net Assets Consist of:
Paid in capital		$564,095,530
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		119,110,846
Accumulated net realized loss on investments and foreign currency transactions		(240,428,068)
Accumulated net investment income (loss)		(2,623,864)

TOTAL NET ASSETS		$440,154,444

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($215,691,131 ÷ 10,034,427 shares outstanding)		$21.50
Offering price per share (100/94.50 of $21.50)1		$22.75
Redemption proceeds per share		$21.50

Class B Shares:
Net asset value per share ($172,274,260 ÷ 8,512,913 shares outstanding)		$20.24
Offering price per share		$20.24
Redemption proceeds per share (94.50/100 of $20.24)1		$19.13

Class C Shares:
Net asset value per share ($52,189,053 ÷ 2,582,142 shares outstanding)		$20.21
Offering price per share (100/99.00 of $20.21)1		$20.41
Redemption proceeds per share (99.00/100 of $20.21)1		$20.01

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $111,568 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $758,927)

			$7,109,248
Interest			29,123

TOTAL INCOME			7,138,371

Expenses:
Investment adviser fee (Note 5)		$4,711,475
Administrative personnel and services fee (Note 5)		285,152
Custodian fees		191,845
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,035,525
Directors'/Trustees' fees		4,298
Auditing fees		18,060
Legal fees		5,957
Portfolio accounting fees (Note 5)		126,942
Distribution services fee--Class A Shares (Note 5)		455,098
Distribution services fee--Class B Shares (Note 5)		1,128,218
Distribution services fee--Class C Shares (Note 5)		333,372
Shareholder services fee--Class B Shares (Note 5)		376,073
Shareholder services fee--Class C Shares (Note 5)		111,124
Share registration costs		43,946
Printing and postage		99,061
Insurance premiums		8,552
Taxes		27,385
Interest expense		1,380
Miscellaneous		7,569

TOTAL EXPENSES		8,971,032

Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/Reimbursement of investment adviser fee	$(900)
Waiver of administrative personnel and services fee	(1,346)
Fees paid indirectly from directed broker arrangements	(2,351)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(4,597)

Net expenses			8,966,435

Net investment income (loss)			(1,828,064)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign capital gain withheld of $279,162)			24,951,508
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			108,294,403

Net realized and unrealized gain on investments and foreign currency			133,245,911

Change in net assets resulting from operations			$131,417,847

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,828,064)	$(4,241,180)
Net realized gain (loss) on investments and foreign currency transactions	24,951,508	(61,843,573)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	108,294,403	6,956,490

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	131,417,847	(59,128,263)

Share Transactions:
Proceeds from sale of shares	312,436,064	226,946,589
Cost of shares redeemed	(369,272,472)	(351,138,531)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(56,836,408)	(124,191,942)

Change in net assets	74,581,439	(183,320,205)

Net Assets:
Beginning of period	365,573,005	548,893,210

End of period	$440,154,444	$365,573,005

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if availiable. If unavaliable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnishe d by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily availiable, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At November 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
12/1/2003	3,169,014 Swiss Franc	$2,452,797	$2,454,222	$ 1,425

12/1/2003	155,786,673 Japanese Yen	1,429,631	1,422,516	(7,115)

Contracts Sold:
12/1/2003	1,218,443 Euros	1,453,237	1,461,827	(8,590)

12/1/2003	3,826,661 Euros	4,588,166	4,591,036	(2,870)

NET UNREALIZED DEPRECIATION FOREIGN EXCHANGE CONTRACTS				$(17,150)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000

TOTAL	300,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	17,876,753	$297,388,463	12,658,786	$ 209,319,604
Shares redeemed	(18,967,615)	(317,047,612)	(15,893,240)	(265,605,029)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,090,862)	$(19,659,149)	(3,234,454)	$ (56,285,425)

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	304,232	$ 5,324,833	491,645	$ 8,204,116
Shares redeemed	(2,238,407)	(35,213,944)	(3,630,101)	(58,574,577)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,934,175)	$(29,889,111)	(3,138,456)	$ (50,370,461)

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	578,158	$ 9,722,768	582,407	$ 9,422,869
Shares redeemed	(1,067,616)	(17,010,916)	(1,671,810)	(26,958,925)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(489,458)	$ (7,288,148)	(1,089,403)	$ (17,536,056)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,514,495)	$(56,836,408)	(7,462,313)	$(124,191,942)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency, prior year unrealized capital gains tax and net investment income (loss).

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Loss
$(673,962)	$(96,829)	$770,791

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$116,752,068
Capital loss carryforward	240,413,992

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for deferral of losses from wash sales, unrealized foreign capital gain tax, and passive foreign investment companies.

At November 30, 2003, the cost of investments for the federal tax purposes was $316,931,593. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $116,758,226. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $119,287,657 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,529,431.

At November 30, 2003, the Fund had a capital loss carryforward of $240,413,992, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$176,577,938
2010	63,836,054

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompany financial statements and totaled $111,568 for the period.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003 the fees paid to FAS and FServ were $27,723 and $256,083, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $10,419 in sales charges from the sale of Class A Shares. FSC also retained $11,851 of contingent deferred sales charges relating to redemptions of Class A Shares and $9,086 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended November 30, 2003, Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2003, the Fund's expenses were reduced by $2,351 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$278,185,519
Sales	$340,491,561

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Country	Percentage of Net Assets
Japan	25.5%
Canada	12.4%
United Kingdom	11.6%
Italy	5.1%
France	4.0%
Germany	3.8%
Ireland	3.8%
Netherlands	3.3%
Hong Kong	3.0%
Switzerland	2.6%
Australia	2.5%
Sweden	2.4%
Singapore	2.3%
South Korea	2.2%
Greece	1.8%
Denmark	1.7%
Thailand	1.5%
India	1.3%
Spain	1.0%
Guernsey	0.9%
Taiwan	0.8%
Malaysia	0.7%
Portugal	0.7%
Israel	0.6%
Belgium	0.5%
Bermuda	0.5%
Norway	0.5%
Austria	0.2%
Papua New Guinea	0.1%

8. LINE OF CREDIT

The Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2003, there were no outstanding loans. During the year ended November 30, 2003, the maximum outstanding borrowing was $3,172,000. The Fund had an average outstanding daily balance of $1,704,176 with a high and low interest rate of 1.81% to 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $1,380 for the year ended November 30, 2003.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respectiv e counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT
SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL
SMALL COMPANY FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Small Company Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Small Company Fund of Federated World Investment Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-- four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN Began serving: January 1994	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the
Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee,
Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated
Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation;
Senior Vice President, John R. Wood and Associates, Inc.,
Realtors; President, Naples Property Management,
Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC .

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.
Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court;
President, State Street Bank and Trust Company and State Street Corporation (retired);
Director, VISA USA and VISA International; Chairman and Director,
Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D . Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.;

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated International Small Company Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securites Corp., Distributor

Cusip 31428 U 748
Cusip 31428 U 730
Cusip 31428 U 722

G01968-01(1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 © Federated Investors, Inc.

[Logo of Federated Investors]

Federated International Value Fund

Established 1998

(formerly, Federated Global Financial Services Fund)

A Portfolio of Federated World Investment Series, Inc.

6TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$13.11	$15.03	$14.58	$13.21	$11.99
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.06)[1]	(0.04)[1]	0.10 [1]	0.09 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.49	(1.35)	0.62	1.53	1.21

TOTAL FROM INVESTMENT OPERATIONS	2.43	(1.41)	0.58	1.63	1.30

Less Distributions:
Distributions from net investment income	--	--	(0.09)	(0.02)	--
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)

TOTAL FROM DISTRIBUTIONS	(0.10)	(0.51)	(0.13)	(0.26)	(0.08)

Net Asset Value, End of Period	$15.44	$13.11	$15.03	$14.58	$13.21

Total Return[2]	18.75%	(9.81)%	3.96%	12.62%	10.87%

Ratios to Average Net Assets:

Expenses	2.52%	2.19%	1.92%	1.65%	1.60%

Net investment income (loss)	(0.44)%	(0.42)%	(0.24)%	0.75%	0.79%

Expense waiver/reimbursement[3]	0.01%	0.05%	0.13%	1.18%	3.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$17,883	$20,287	$25,257	$20,962	$6,333

Portfolio turnover	42%	14%	21%	40%	53%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.74	$14.73	$14.33	$13.09	$11.98
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.16)[1]	(0.15)[1]	0.00 [1,2]	0.01 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.41	(1.32)	0.62	1.50	1.18

TOTAL FROM INVESTMENT OPERATIONS	2.25	(1.48)	0.47	1.50	1.19

Less Distributions:
Distributions from net investment income	--	--	(0.03)	(0.02)	--
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)

TOTAL FROM DISTRIBUTIONS	(0.10)	(0.51)	(0.07)	(0.26)	(0.08)

Net Asset Value, End of Period	$14.89	$12.74	$14.73	$14.33	$13.09

Total Return[3]	17.88%	(10.51)%	3.23%	11.72%	9.96%

Ratios to Average Net Assets:

Expenses	3.27%	2.94%	2.67%	2.40%	2.35%

Net investment income (loss)	(1.22)%	(1.19)%	(0.99)%	(0.01)%	0.04%

Expense waiver/reimbursement[4]	0.01%	0.05%	0.13%	1.18%	3.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$19,333	$20,124	$28,947	$23,039	$9,563

Portfolio turnover	42%	14%	21%	40%	53%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.77	$14.76	$14.36	$13.11	$11.98
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.16)[1]	(0.15)[1]	0.00 [1,2]	0.01 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.41	(1.32)	0.62	1.51	1.20

TOTAL FROM INVESTMENT OPERATIONS	2.25	(1.48)	0.47	1.51	1.21

Less Distributions:
Distributions from net investment income	--	--	(0.03)	(0.02)	--
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)

TOTAL FROM DISTRIBUTIONS	(0.10)	(0.51)	(0.07)	(0.26)	(0.08)

Net Asset Value, End of Period	$14.92	$12.77	$14.76	$14.36	$13.11

Total Return[3]	17.84%	(10.48)%	3.25%	11.78%	10.13%

Ratios to Average Net Assets:

Expenses	3.27%	2.94%	2.67%	2.40%	2.35%

Net investment income (loss)	(1.23)%	(1.19)%	(0.99)%	0.00%[5]	0.04%

Expense waiver/reimbursement[4]	0.01%	0.05%	0.13%	1.18%	3.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,315	$3,311	$4,352	$3,669	$1,005

Portfolio turnover	42%	14%	21%	40%	53%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the 12-month reporting period ended November 30, 2003, the fund's total returns based on net asset value, for Class A, Class B and Class C Shares were 18.75%, 17.88% and 17.84%, respectively.1 The fund underperformed its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE VI), which returned 27.80% for the reporting period.2 The Morgan Stanley Capital International World Financials Index (MSCI-WFSI) returned 23.30% for the reporting period.3

It was a great year to own financial stocks as the sectors surged after a miserable year in 2002. Not surprisingly, our best performers were financials. Among our winners was Wing Hang Bank, Ltd., one of Hong Kong's most profitable mid-sized banks. The company was a beneficiary of an improving Hong Kong economy and better credit quality. Merrill Lynch & Co., Inc. was another successful investment for the fund, as its massive cost cutting efforts -- together with improving fundamentals rode the stock higher. Finally, FleetBoston contributed greatly to our performance by being bought out by BankAmerica.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B and Class C shares were 12.25%, 12.38% and 15.66%, respectively. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions on the redemption of fund shares. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

2 The MSCI-EAFE VI is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. Investments cannot be made in an index.

3 The MSCI-WFSI is an unmanaged index reflecting roughly 60% of the total market capitalization within the banking, financial services, insurance and real estate industries in each of 23 developed market countries. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Value Fund (Class A Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE VI)2,3 and the Morgan Stanley Capital International-World Financials Index (MSCI-WFSI).2,3,4

Average Annual Total Returns[5] for the Period Ended 11/30/2003
1 Year	12.25%
5 Years	5.61%
Start of Performance (9/30/1998)	9.19%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE VI and the MSCI-WFSI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-EAFE VI and the MSCI-WFSI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-EAFE VI from the MSCI-WFSI because it is more reflective of the Fund's current investment strategy.

4 The MSCI-WFSI began its performance on 12/31/98. For this illustration, the index has been assigned a beginning value of $11,650, the value of the Fund on 12/31/98.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Value Fund (Class B Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE VI)2,3 and the Morgan Stanley Capital International-World Financials Index (MSCI-WFSI)2,3,4

Average Annual Total Returns[5] for the Period Ended 11/30/2003
1 Year	12.38%
5 Years	5.68%
Start of Performance (9/30/1998)	9.42%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE VI and the MSCI-WFSI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-EAFE VI and the MSCI-WFSI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-EAFE VI from the MSCI-WFSI because it is more reflective of the Fund's current investment strategy.

4 The MSCI-WFSI began its performance on 12/31/98. For this illustration, the index has been assigned a beginning value of $12,307, the value of the Fund on 12/31/98.

5 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Value Fund (Class C Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE VI)2,3 and the Morgan Stanley Capital International-World Financials Index (MSCI-WFSI).2,3,4

Average Annual Total Returns[5] for the Period Ended 11/30/2003
1 Year	15.66%
5 Years	5.83%
Start of Performance (9/30/1998)	9.39%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE VI and the MSCI-WFSI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-EAFE VI and the MSCI-WFSI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-EAFE VI from the MSCI-WFSI because it is more reflective of the Fund's current investment strategy.

4 The MSCI-WFSI began its performance on 12/31/98. For this illustration, the index has been assigned a beginning value of $12,307, the value of the Fund on 12/31/98.

5 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

NOVEMBER 30, 2003

Shares			Value in U.S. Dollars
		COMMON STOCKS--79.3%
		Automobiles & Components--2.1%
50,600		Kia Motors Corp.	$441,995
8,000		Volkswagen AG	397,837

		TOTAL	839,832

		Banks--11.9%
69,912		Barclays PLC	617,044
35,300		Credit Suisse Group	1,172,794
63,847		Standard Chartered PLC	1,008,278
14,780		UBS AG	952,902
162,000		Wing Hang Bank Ltd.	970,278

		TOTAL	4,721,296

		Consumer Durables & Apparel--2.1%
32,850		Compagnie Financiere Richemont AG	814,095

		Diversified Financials--35.3%
17,270		American Express Co.	789,412
37,100		Amvescap PLC	263,234
62,200		Amvescap PLC, ADR	885,728
12,434		Citigroup, Inc.	584,895
37,200		Euronext NV	892,168
16,100		Investors Group, Inc.	390,074
29,212		J.P. Morgan Chase & Co.	1,032,936
86,120		Janus Capital Group, Inc.	1,197,929
61,300		Labranche & Co. Inc.	506,951
13,950		Merrill Lynch & Co., Inc.	791,662
14,195		Morgan Stanley	784,700
78,000		Nikko Cordial Corp.	393,864
19,100		Northern Trust Corp.	856,635
65,400		STOXX 50 LDRS	2,016,516
82,600		Schroders PLC	924,621
38,600		iShares DJ Euro STOXX 50	1,224,909
44,700		iShares MSCI Japan	400,512

		TOTAL	13,936,746

		Energy--1.0%
2,500		Total SA, Class B	404,316

		Food Beverage & Tobacco--3.0%
95,314		Diageo PLC	1,190,050

		Hotels Restaurants & Leisure--1.7%
185,800		Hilton Group PLC	676,747

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Insurance--7.0%
45,100		AXA	$867,363
8,870		Marsh & McLennan Cos., Inc.	394,183
60,814		Sun Life Financial Services of Canada	1,503,322

		TOTAL	2,764,868

		Materials--2.8%
5,200		Lafarge SA	414,562
51,900		Stora Enso Oyj, Class R	699,259

		TOTAL	1,113,821

		Media--7.0%
17,300		Asatsu, Inc.	412,300
100		Fuji Television Network, Inc.	493,996
16,000		Grupo Televisa SA, GDR	653,600
890,000		SCMP Group Ltd.	406,955
82,900		WPP Group PLC	795,207

		TOTAL	2,762,058

		Real Estate--3.3%
20,800	[1]	Jones Lang LaSalle, Inc.	435,760
108,086		Sun Hung Kai Properties	870,118

		TOTAL	1,305,878

		Retailing--0.7%
57,900		Marks & Spencer Group PLC	267,728

		Technology Hardware & Equipment--1.4%
18,900		Koninklijke (Royal) Philips Electronics NV	537,404

		TOTAL COMMON STOCKS (IDENTIFIED COST $30,806,155)	31,334,839

		Mutual Fund--10.1%
3,982,088	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	3,982,088

		TOTAL INVESTMENTS--89.4% (IDENTIFIED COST $34,788,243)[3]	$35,316,927

		OTHER ASSETS AND LIABILITIES--NET--10.6%	4,213,369

		TOTAL NET ASSETS--100%	$39,530,296

1 Non-income producing security.

2 Affiliated company

3 The cost of investments for federal tax purposes amounts to $35,034,447.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $3,982,088 of investments in affiliated issuers (Note 5) (identified cost $34,788,243)		$35,316,927
Income receivable		22,204
Receivable for investments sold		6,079,174
Receivable for shares sold		78,703

TOTAL ASSETS		41,497,008

Liabilities:
Payable for investments purchased	$1,869,883
Payable for shares redeemed	28,928
Net payable for foreign currency exchange contracts	2,978
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	5,226
Payable for portfolio accounting fees (Note 5)	6,579
Payable for distribution services fees (Note 5)	13,403
Payable for shareholder services fee (Note 5)	8,191
Accrued expenses	31,524

TOTAL LIABILITIES		1,966,712

Net assets for 2,611,275 shares outstanding		$39,530,296

Net Assets Consist of:
Paid in capital		$35,424,371
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		523,399
Accumulated net realized gain on investments and foreign currency transactions		3,582,526

TOTAL NET ASSETS		$39,530,296

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($17,882,644 ÷ 1,158,105 shares outstanding)		$15.44

Offering Price Per Share (100/94.50 of $15.44)[1]		$16.34

Redemption Proceeds Per Share		$15.44

Class B Shares:
Net Asset Value Per Share ($19,332,593 ÷ 1,298,024 shares outstanding)		$14.89

Offering Price Per Share		$14.89

Redemption Proceeds Per Share (94.50/100 of $14.89)[1]		$14.07

Class C Shares:
Net Asset Value Per Share ($2,315,059 ÷ 155,146 shares outstanding)		$14.92

Offering Price Per Share (100/99.00 of $14.92)[1]		$15.07

Redemption Proceeds Per Share (99.00/100 of $14.92)[1]		$14.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $13,592 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $33,812)			$833,727

Expenses:
Investment adviser fee (Note 5)		$403,582
Administrative personnel and services fee (Note 5)		188,666
Custodian fees		11,458
Transfer and dividend disbursing agent fees and expenses (Note 5)		122,811
Directors'/Trustees' fees		1,486
Auditing fees		18,060
Legal fees		5,862
Portfolio accounting fees (Note 5)		78,568
Distribution services fee--Class B Shares (Note 5)		139,899
Distribution services fee--Class C Shares (Note 5)		19,126
Shareholder services fee--Class A Shares (Note 5)		47,887
Shareholder services fee--Class B Shares (Note 5)		46,633
Shareholder services fee--Class C Shares (Note 5)		6,375
Share registration costs		38,267
Printing and postage		39,150
Insurance premiums		7,496
Taxes		3,089
Interest expense		406
Miscellaneous		2,564

TOTAL EXPENSES		1,181,385

Waivers and Reimbursement (Note 5):
Waiver/ reimbursement of investment adviser fee	$(200)
Waiver of administrative personnel and services fee	(3,666)
Waiver of transfer and dividend disbursing agent fees and expenses	(454)

TOTAL WAIVERS AND REIMBURSEMENT		(4,320)

Net expenses			1,177,065

Net investment income (loss)			(343,338)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			3,567,491
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			3,163,866

Net realized and unrealized gain on investments and foreign currency transactions			6,731,357

Change in net assets resulting from operations			$6,388,019

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(343,338)	$(448,600)
Net realized gain on investments and foreign currency transactions	3,567,491	342,953
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,163,866	(6,274,973)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,388,019	(6,380,620)

Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(157,563)	(861,425)
Class B Shares	(152,733)	(994,345)
Class C Shares	(25,226)	(149,895)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(335,522)	(2,005,665)

Share Transactions:
Proceeds from sale of shares	13,399,746	11,490,861
Net asset value of shares issued to shareholders in payment of distributions declared	295,754	1,782,796
Cost of shares redeemed	(23,939,549)	(19,721,193)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,244,049)	(6,447,536)

Change in net assets	(4,191,552)	(14,833,821)

Net Assets:
Beginning of period	43,721,848	58,555,669

End of period	$39,530,296	$43,721,848

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International Value Fund (formerly, Federated Global Financial Services Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect of valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price is furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Bought:
12/2/2003	1,500,000 Euro	$1,801,500	$1,799,625	$(1,875)
12/2/2003	45,131,582 Japanese Yen	412,688	412,104	(584)
12/3/2003	425,492 Euro	511,003	510,484	(519)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,978)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	897,910	$11,016,885	523,755	$7,609,306
Shares issued to shareholders in payment of distributions declared	12,303	148,498	54,274	818,999
Shares redeemed	(1,299,043)	(16,423,535)	(711,140)	(9,622,586)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(388,830)	$(5,258,152)	(133,111)	$(1,194,281)

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	167,463	$2,159,230	239,411	$3,363,284
Shares issued to shareholders in payment of distributions declared	10,721	125,654	56,798	839,150
Shares redeemed	(459,181)	(5,967,851)	(682,363)	(8,999,422)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(280,997)	$(3,682,967)	(386,154)	$(4,796,988)

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	17,011	$223,631	37,746	$518,271
Shares issued to shareholders in payment of distributions declared	1,840	21,602	8,422	124,647
Shares redeemed	(123,047)	(1,548,163)	(81,765)	(1,099,185)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(104,196)	$(1,302,930)	(35,597)	$(456,267)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(774,023)	$(10,244,049)	(554,862)	$(6,447,536)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency and net investment income (loss).

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets was as follows:

Increase (Decrease)
Paid In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain
$(358,416)	$343,338	$15,078

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$--	$132,477
Long-term capital gains	$335,522	$1,873,188

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$3,828,730
Net unrealized appreciation	277,195

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $35,034,447. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $282,480. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,088,635 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,806,155

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,592 for the period.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003, the fees paid to FAS and FServ were $15,238 and $169,762, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the year November 30, 2003, and has no present intention of paying or accruing the distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $3,151 in sales charges from the sale of Class A Shares. FSC also retained $270 of contingent deferred sales charges relating to redemptions of Class A Shares and $473 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$16,278,467
Sales	$35,342,477

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	18.7%
United Kingdom	16.8%
Ireland	8.2%
Switzerland	7.4%
Hong Kong	5.7%
Canada	4.8%
France	4.3%
Japan	4.3%
Netherlands	3.6%
Finland	1.8%
Mexico	1.6%
Korea	1.1%
Germany	1.0%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2003, there were no outstanding loans. During the year ended November 30, 2003, the maximum outstanding borrowing was $780,000. The Fund had an average outstanding daily balance of $259,148 with a high and low interest rate of 1.88% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $406 for the year ended November 30, 2003.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respectiv e counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERATED TAX INFORMATION (UNAUDITED)

The Fund hereby designates $335,522 as capital gain dividends for the year ended November 30, 2003.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Value Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Value Fund of Federated World Investment Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds- -four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN Began serving: January 1994	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHARIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated International Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-03 (1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                (insert name and title)

Date        January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004